UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039
                                    ---------

                               Third Avenue Trust
                               ------------------
               (Exact name of registrant as specified in charter)

   622 Third Avenue, 32nd Floor, New York, NY                         10017
--------------------------------------------------------------------------------
    (Address of principal executive offices)                        (Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY    10017
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end:  October 31, 2003
                          ----------------

Date of reporting period: October 31, 2003
                          ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") is as follows:

================================================================================

                           -------------------------

                           [THIRD AVENUE FUNDS LOGO]
                           -------------------------

                             THIRD AVENUE VALUE FUND

                        THIRD AVENUE SMALL-CAP VALUE FUND

                       THIRD AVENUE REAL ESTATE VALUE FUND

                      THIRD AVENUE INTERNATIONAL VALUE FUND



                                  ANNUAL REPORT
                                   ---===---
                                October 31, 2003



================================================================================

================================================================================
                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                         PORTFOLIO MANAGEMENT DISCUSSION

At October 31, 2003, the audited net asset value per share attributable to each of the 74,295,949 common shares outstanding of the Third Avenue Value Fund
("TAVF," "Third Avenue," or the "Fund") was $40.62. This compares with an audited net asset value at October 31, 2002 of $29.47 per share, adjusted for a subsequent distribution.

Below, the investment team outlines notable developments in the Portfolio during the fiscal year ended October 31, 2003.

Q:    HOW DID THIRD AVENUE VALUE FUND PERFORM?

A: The Portfolio returned 37.76% during the twelve-month period ended October 31, 2003. The S&P 500, Russell 2000, Russell 2000 Value and Russell 2500 Indices returned 20.80%, 43.37%, 40.29% and 41.69%, respectively, during the same time period.*

Q:    WHAT SECTORS MOST AFFECTED THE FUND'S PERFORMANCE?

A: The Fund's performance was driven by many of its semiconductor and technology holdings, as well as its financial and Japanese blue-chip positions. The Fund's real estate-oriented holdings and general market performance also contributed to the Fund's appreciation.

Q:    WHAT WAS YOUR INVESTMENT STRATEGY DURING THE PERIOD?

A: Third Avenue Value Fund seeks long-term capital appreciation, by acquiring securities of well-financed companies at substantial discounts to what we believe is their true value. This strategy remains consistent, regardless of market environment.

Q:    WHAT IS THE FUND INVESTING IN NOW?

A: As of October 31, 2003, the Fund's largest industry categories were Japanese Blue Chips, Real Estate, Electronics, Business Development/ Investment Companies, and Financial Insurance. The top 5 industry categories represented approximately 49% of the Fund's total net assets.

The Fund's equity investments comprised 81% of the portfolio and debt 9% of the portfolio.

Q:    WHAT IS YOUR OUTLOOK?

A: A majority of the common stocks held in the Fund are issues of companies with ultra-strong balance sheets where the issue was acquired at prices that represent a substantial discount from readily ascertainable net asset value. These common stocks will have substantial appreciation potential if managements can keep growing net asset values, even if such growth comes from sources other than having operating income or cash flow, such as appreciating land values.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS THE OPINIONS OF THE INVESTMENT TEAM AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS, THE PORTFOLIO'S PERFORMANCE, AND THE INVESTMENT TEAM'S VIEWS ARE AS OF OCTOBER 31, 2003, AND ARE SUBJECT TO CHANGE.

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                                    |  1  |
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


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                                     [LOGO]

*Third Avenue Value Fund's one year, three year, five year, ten year, and since inception (11/1/90) average annual returns for the period ending September 30, 2003 are 32.94%, 2.98%, 11.47%, 11.77%, 15.70%, respectively. The S&P 500 index was  24.40%,(10.13%),1.00%,  10.05%,  respectively and 11.97% since inception of the Fund.  The  Russell  2000 Value Index was 31.66%,  11.07%,  10.84%,  11.29%,
respectively, and 16.30% since inception of the Fund. The Russell 2000 Index was 36.50%, (0.82%), 7.46%, 8.28%, respectively, and 13.21% since inception of the Fund. The Russell 2500 Index was 35.59%, 0.64%, 9.96%, 10.44%, respectively, and 14.84% since inception of the Fund. All return figures includes reinvestment of dividends and interest and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares.

Third Avenue Value Fund IS OFFERED BY PROSPECTUS ONLY. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Please read the prospectus carefully before you send money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. M.J. Whitman LLC Distributor. 12/29/03

If you should have any questions, or for updated information or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdave.com. Current performance may be lower or higher than performance quoted.

The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index measures the performance of small companies and the Russell 2500 of small to mid-sized companies. The S&P 500 Index, Russell 2000 Value Index, Russell 2000 Index, and the Russell 2500 Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of interest, capital gains and dividends.


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                                     | 2 |
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


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                                     [LOGO]

                             PERFORMANCE INFORMATION
                                   (UNAUDITED)


PERFORMANCE ILLUSTRATION

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE VALUE FUND
   AND THE STANDARD & POOR'S 500 INDEX (S&P 500) AND THE RUSSELL 2000 INDEX
          AND THE RUSSELL 2000 VALUE INDEX AND THE RUSSELL 2500 INDEX


                           Average Annual Total Return

1 Year    2 Years   3 Years   4 Years    5 Years   6 Years   7 Years   8 Years    9 Years  10 years
37.76%    10.48%     5.79%    10.01%     11.42%     8.71%    12.16%    12.58%     13.62%    12.47%

        [The table below represents a line chart in the printed report.]

                            S&P 500   Russell 2000   Russell 2000   Russell 2500
                TAVFX*       Index*         Index*   Value Index*         Index*
--------       -------      -------   ------------   ------------   ------------
10/31/90         10000        10000          10000          10000          10000
                 14915        13350        15565.9          15158          15765
10/31/92       15884.5      14679.7        16738.2          18082        17516.5
               21818.9      16872.8          21811        24685.5        22387.8
10/31/94       22377.5      17525.8        21460.9          24651        22797.5
               27369.9      22159.6        24930.6        28585.2        27667.1
10/31/96       31625.9      27498.7        29109.7        34182.2        32865.7
                 42793      36328.5        37581.1        46891.2        42436.2
10/31/98       41141.2      44317.2        33206.6        43285.3        39168.6
                 48090      55692.1        38167.7        43596.9          46219
10/31/00       59665.2      59084.3          44887        51139.2        56978.8
               57869.3      44369.8        39242.8        55613.9        50044.4
10/31/02       51272.2      37665.5        34702.4        54206.8        45475.4
10/31/03       70632.6      45499.9        49752.8        76046.8        64434.1


* All returns include reinvestment of dividends.

As with all mutual funds, past performance does not indicate future results. The returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                     | 3 |
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


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                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT OCTOBER 31, 2003

                                 PRINCIPAL                                                                     VALUE         % OF
                                 AMOUNT ($)   ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.48%
Insurance Services                5,715,390   Safelite Glass Term A Note (b)                               $  5,486,774
Companies                         9,192,099   Safelite Glass Term B Note (b)                                  8,824,415
                                                                                                           ------------
                                                                                                             14,311,189     0.47%
                                                                                                           ------------
Oil Services                        177,872   Cimarron Petroleum Corp. (b) (d)                                  250,000     0.01%
                                                                                                           ------------

                                              TOTAL BANK DEBT
                                              (Cost $11,083,612)                                            14,561,189
                                                                                                           -----------
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 8.96%
Aerospace/Defense                28,307,000   Kellstrom Industries, Inc. 5.75%, due 10/15/02 (a) (b)*         1,556,885
                                 45,384,000   Kellstrom Industries, Inc. 5.50%, due 06/15/03 (a)*             2,496,120
                                                                                                           ------------
                                                                                                              4,053,005     0.13%
                                                                                                           ------------
Building & Construction          78,559,000   USG Corp. 9.25%, due 09/15/01 (a) (b)*                         76,005,833
                                 85,535,000   USG Corp. 8.50%, due 08/01/05 (a)*                             81,258,250
                                                                                                           ------------
                                                                                                            157,264,083     5.21%
                                                                                                           ------------
Consumer Products                64,300,000   Home Products International, Inc. 9.625%, due 05/15/08         49,511,000     1.64%
                                                                                                           ------------
Energy & Utilities               10,000,000   Mirant Americas Generation LLC 8.50%, due 10/01/21 (a)*         8,325,000     0.28%
                                                                                                           ------------
Finance                           7,500,000   CIT Group, Inc., 5.625%, due 05/17/04                           7,668,007
                                 20,000,000   CIT Group, Inc., 7.125%, due 10/15/04                          21,020,720
                                    375,000   CIT Group, Inc., 6.625%, due 06/15/05                             402,495
                                                                                                           ------------
                                                                                                             29,091,222     0.96%
                                                                                                           ------------
Hard Goods Retail                18,648,000   Hechinger Co. 6.95%, due 10/15/03 (a) (b)*                             --
                                 14,752,000   Hechinger Co. 9.45%, due 11/15/12 (a) (b)*                             --
                                                                                                           ------------
                                                                                                                     --     0.00%
                                                                                                           ------------
Medical Biotechnology            1,095,248    Comprehensive Neuroscience Senior Notes 5.75%,
                                              due 02/07/06 (b)                                                   77,672     0.00%
                                                                                                           ------------
Metals-Diversified                6,500,000   Haynes International, Inc. 11.625%, due 09/01/04                3,485,625     0.12%
                                                                                                           ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                     | 4 |
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


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                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2003

                                 PRINCIPAL                                                                     VALUE         % OF
                                 AMOUNT ($)   ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS (CONTINUED)
Retail                           92,249,625   Kmart Escrow Notes (a) (b) (e)                               $         --
                                 86,205,118   Kmart Holding Corp. Trade Claims (a) (b)                       18,565,884
                                                                                                           ------------
                                                                                                             18,565,884     0.62%
                                                                                                           ------------
                                              TOTAL CORPORATE DEBT INSTRUMENTS
                                              (Cost $265,361,681)                                           270,373,491
                                                                                                           ------------
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 1.50%
U.S. Treasury Notes              45,000,000   U.S. Treasury Note 1.75%, due 12/31/04 (f)                     45,225,045     1.50%
                                                                                                           ------------
                                              TOTAL U.S. GOVERNMENT OBLIGATIONS
                                              (Cost $44,985,343)                                             45,225,045
                                                                                                           ------------

                                    SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.71%

Bermuda Based                           259   American Capital Access Holdings, Convertible(a)(b)(c)         14,734,728
Financial Insurance                     103   American Capital Access Holdings, Senior Convertible(a)(b)(c)   5,889,004
                                  6,045,667   CGA Group, Ltd., Series C(a)(b)(c)                                     --
                                                                                                           ------------
                                                                                                             20,623,732     0.68%
                                                                                                           ------------
Healthcare                            3,451   Genesis Health Ventures, Inc., 6.00% (b)                          414,120     0.02%
                                                                                                           ------------
Insurance & Reinsurance               4,775   Ecclesiastical Insurance, 8.625% (United Kingdom)                   9,258
                                    366,568   RS Holdings Convertible Class A (a) (b)                           357,462
                                                                                                           ------------
                                                                                                                366,720     0.01%
                                                                                                           ------------
                                              TOTAL PREFERRED STOCK
                                              (Cost $28,192,261)                                             21,404,572
                                                                                                           ------------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 80.81%
Annuities & Mutual Fund              65,000   BKF Capital Group, Inc. (a)                                     1,452,750
Management & Sales                  967,732   Legg Mason, Inc.                                               80,563,689
                                    489,900   Nuveen Investments, Inc.                                       13,717,200
                                    139,212   Westwood Holdings Group, Inc.                                   2,366,604
                                                                                                           ------------
                                                                                                             98,100,243     3.25%
                                                                                                           ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                     | 5 |
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


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                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2003

                                                                                                               VALUE         % OF
                                 SHARES       ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Assisted Living Facilities        1,567,118   CareMatrix Corp. (a) (b)                                     $         --     0.00%
                                                                                                           ------------
Bermuda Based                        87,035   ACE Ltd.                                                        3,133,260
Financial Institutions              432,300   Arch Capital Group, Ltd. (a)                                   15,778,950
                                    118,449   ESG Re, Ltd. (a) (b)                                               38,496
                                     15,675   ESG Re, Ltd. Warrants (a) (b)                                           1
                                    480,000   Montpelier RE Holdings, Ltd. (a)                               15,897,600
                                    127,500   Olympus RE Holdings, Ltd. (a) (b)                              19,271,625
                                    295,217   Trenwick Group, Ltd. (a)                                            6,495
                                     58,300   White Mountains Insurance Group, Inc.                          24,719,200
                                                                                                           ------------
                                                                                                             78,845,627     2.61%
                                                                                                           ------------
Computerized Securities           1,715,256   Instinet Group, Inc. (a)                                       10,600,282
Trading                             132,800   Investment Technology Group, Inc. (a)                           2,637,408
                                                                                                           ------------
                                                                                                             13,237,690     0.44%
                                                                                                           ------------
Computers, Networks                 100,000   3Com Corp. (a)                                                    720,000
& Software                          500,000   Sun Microsystems, Inc. (a)                                      1,980,000
                                                                                                           ------------
                                                                                                              2,700,000     0.09%
                                                                                                           ------------
Depository Institutions             106,000   Astoria Financial Corp.                                         3,671,840
                                    835,000   BankAtlantic Bancorp, Inc. Class A                             14,019,650
                                     69,566   Banknorth Group, Inc.                                           2,178,807
                                    529,600   Brookline Bancorp, Inc.                                         7,848,672
                                    218,500   Carver Bancorp, Inc. (c)                                        4,326,300
                                    250,787   Citigroup, Inc. Litigation Tracking Warrants (a)                  265,834
                                     61,543   Commercial Federal Corp.                                        1,584,117
                                     40,000   EverTrust Financial Group, Inc.                                 1,154,000
                                     45,210   Tompkins Trustco, Inc.                                          2,194,946
                                    390,800   Woronoco Bancorp, Inc. (c)                                     11,880,320
                                                                                                           ------------
                                                                                                             49,124,486     1.63%
                                                                                                           ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                     | 6 |
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                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2003

                                                                                                               VALUE         % OF
                                 SHARES       ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Discount Priced Holding           2,344,100   Brascan Corp. Class A (Canada)                               $ 66,689,645
Companies                            83,370   Capital Southwest Corp.                                         4,938,839
                                  6,072,000   Hutchison Whampoa, Ltd. (Hong Kong)                            47,109,529
                                  5,875,000   Investor AB Class A (Sweden)                                   51,588,996
                                  8,766,000   Toyota Industries Corp. (Japan)                               161,868,195
                                                                                                           ------------
                                                                                                            332,195,204     11.01%
                                                                                                           ------------
Electronics Components            2,496,500   American Power Conversion Corp.                                50,504,195
                                  6,380,700   AVX Corp.                                                      93,796,290
                                  2,055,400   Electro Scientific Industries, Inc. (a) (c)                    50,480,624
                                    493,681   IXYS Corp. (a)                                                  4,838,074
                                  4,458,200   KEMET Corp. (a) (c)                                            59,071,150
                                                                                                           ------------
                                                                                                            258,690,333     8.57%
                                                                                                           ------------
Financial Insurance                 300,000   Ambac Financial Group, Inc.                                    21,222,000
                                    118,812   American Capital Access Holdings (a) (b) (c) (Bermuda)          6,931,937
                                  1,777,409   MBIA, Inc.                                                    105,951,350
                                                                                                           ------------
                                                                                                            134,105,287     4.44%
                                                                                                           ------------
Financial Services                  250,000   CIT Group, Inc.                                                 8,405,000     0.28%
                                                                                                           ------------
Food Manufacturers & Purveyors      495,000   J & J Snack Foods Corp. (a) (c)                                17,666,550     0.59%
                                                                                                           ------------
Healthcare                          339,402   Genesis Health Ventures, Inc. (a)                               9,129,914     0.30%
                                                                                                           ------------
Hotels & Motels                     637,570   Lodgian, Inc. Class A Warrants (a) (b) (c)                      1,520,604
                                    127,159   Lodgian, Inc. Class B Warrants (a) (b) (c)                        359,351
                                    439,629   Lodgian, Inc. (a) (c)                                           3,358,766
                                                                                                           ------------
                                                                                                              5,238,721     0.17%
                                                                                                           ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                     | 7 |
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                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2003

                                                                                                               VALUE         % OF
                                 SHARES       ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Industrial & Agricultural           594,300   Alamo Group, Inc. (c)                                        $  8,468,775
Equipment                           299,300   Lindsay Manufacturing Co.                                       6,940,767
                                    360,100   Mestek, Inc. (a)                                                6,751,875
                                    480,500   Standex International Corp.                                    12,228,725
                                                                                                           ------------
                                                                                                             34,390,142     1.14%
                                                                                                           ------------
Insurance & Reinsurance             200,678   ACMAT Corp. Class A (a) (c)                                     2,521,519
                                  1,311,571   Danielson Holding Corp. (a)                                     1,823,084
                                  1,576,580   Radian Group, Inc.                                             83,401,082
                                      9,337   RS Holdings Class A (a) (b)                                         9,105
                                                                                                           ------------
                                                                                                             87,754,790     2.91%
                                                                                                           ------------
Insurance Services                  940,131   Safelite Glass Corp. (a) (b)                                    5,640,786
Companies                            63,460   Safelite Realty Corp. (a) (b)                                     380,760
                                                                                                           ------------
                                                                                                              6,021,546     0.20%
                                                                                                           ------------
Life Insurance                      836,000   The MONY Group, Inc.                                           26,760,360
                                  2,009,900   The Phoenix Companies, Inc.                                    22,108,900
                                                                                                           ------------
                                                                                                             48,869,260     1.62%
                                                                                                           ------------
Manufactured Housing                 89,000   Liberty Homes, Inc. Class A                                       520,650
                                     40,000   Liberty Homes, Inc. Class B                                       266,000
                                                                                                           ------------
                                                                                                                786,650     0.03%
                                                                                                           ------------
Medical Supplies                    251,300   Analogic Corp.                                                 10,966,732
& Services                          342,300   Datascope Corp.                                                11,395,167
                                  1,000,000   Sankyo Co., Ltd. (Japan)                                       16,009,460
                                    181,500   St. Jude Medical, Inc. (a)                                     10,556,040
                                                                                                           ------------
                                                                                                             48,927,399     1.62%
                                                                                                           ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                     | 8 |
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


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                                     [LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2003

                                                                                                               VALUE         % OF
                                 SHARES       ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Non-Life                          9,159,100   Aioi Insurance Co., Ltd. (Japan)                             $ 34,158,648
Insurance-Japan                   2,116,200   Millea Holdings, Inc. ADR                                     128,389,854
                                 10,857,140   Mitsui Sumitomo Insurance Co., Ltd. (Japan)                    89,476,225
                                  4,420,560   Sompo Japan Insurance, Inc. (Japan)                            36,591,710
                                                                                                           ------------
                                                                                                            288,616,437     9.56%
                                                                                                           ------------
Oil Services                      1,000,000   Nabors Industries, Ltd. (a) (Bermuda)                          37,800,000     1.25%
                                                                                                           ------------
Pharmaceutical Services           1,308,740   Innovative Clinical Solutions, Ltd. (a) (c)                         9,815
                                    588,600   Kendle International, Inc. (a)                                  3,943,620
                                    598,000   PAREXEL International Corp. (a)                                 9,998,560
                                    637,500   Pharmaceutical Product Development, Inc. (a)                   19,169,625
                                                                                                           ------------
                                                                                                             33,121,620     1.10%
                                                                                                           ------------
Real Estate                       1,387,200   Alexander & Baldwin, Inc.                                      43,017,072
                                    166,000   Alico, Inc.                                                     5,278,800
                                    959,000   Burnham Pacific Properties, Inc. (a)                              309,278
                                    336,950   Canary Wharf Group PLC (United Kingdom) (a)                     1,339,418
                                    975,900   Catellus Development Corp.                                     21,733,293
                                     31,000   Consolidated-Tomoka Land Co.                                      917,910
                                  1,766,514   Forest City Enterprises, Inc. Class A                          78,274,235
                                     11,250   Forest City Enterprises, Inc. Class B                             500,625
                                     47,348   Homefed Corp. (a)                                               1,410,970
                                  1,352,836   Koger Equity, Inc. (c)                                         26,204,433
                                     14,600   LNR Property Corp.                                                597,140
                                        846   Public Storage, Inc.                                               33,840
                                  3,420,106   Tejon Ranch Co. (a) (c)                                       134,444,367
                                  1,838,500   The St. Joe Co.                                                60,744,040
                                  1,000,000   The St. Joe Co. (b)                                            32,214,000
                                  2,150,000   Trammell Crow Co. (a) (c)                                      29,261,500
                                                                                                           ------------
                                                                                                            436,280,921     14.45%
                                                                                                           ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2003

                                                                                                               VALUE         % OF
                                 SHARES       ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Retail                            1,794,506   Frank's Nursery & Crafts, Inc. (a) (c)                       $  1,884,231
                                  1,042,908   Kmart Holding Corp. (a)                                        30,233,903
                                  2,250,000   Kmart Holding Corp. (a) (b)                                    61,966,125
                                                                                                           ------------
                                                                                                             94,084,259     3.12%
                                                                                                           ------------
Security Brokers, Dealers           447,200   Jefferies Group, Inc.                                          13,863,200
& Flotation Companies             1,086,250   Raymond James Financial, Inc.                                  44,308,138
                                    556,850   SWS Group, Inc.                                                12,083,645
                                                                                                           ------------
                                                                                                             70,254,983     2.33%
                                                                                                           ------------
Semiconductor                       700,000   Applied Materials, Inc. (a)                                    16,359,000
Equipment Manufacturers           1,350,300   Credence Systems Corp. (a)                                     22,023,393
                                  3,587,900   FSI International, Inc. (a) (c)                                22,603,770
                                    100,000   KLA-Tencor Corp. (a)                                            5,733,000
                                    208,676   Novellus Systems, Inc. (a)                                      8,616,232
                                    300,000   Photronics, Inc. (a)                                            6,462,000
                                    500,000   Veeco Instruments, Inc. (a)                                    12,670,000
                                                                                                           ------------
                                                                                                             94,467,395     3.13%
                                                                                                           ------------
Small-Cap Technology                247,200   Planar Systems, Inc. (a)                                        5,720,208     0.19%
                                                                                                           ------------
Telecommunications                2,000,000   CIENA Corp. (a)                                                12,820,000
                                  1,250,000   Comverse Technology, Inc. (a)                                  22,550,000
                                  2,008,200   Tellabs, Inc. (a)                                              15,121,746
                                                                                                           ------------
                                                                                                             50,491,746     1.67%
                                                                                                           ------------
Title Insurance                   1,000,000   First American Corp.                                           28,650,000
                                    479,800   Stewart Information Services Corp. (a)                         14,945,770
                                                                                                           ------------
                                                                                                             43,595,770     1.44%
                                                                                                           ------------
Transportation                       55,032   Florida East Coast Industries, Inc. Class B                     1,635,551     0.05%
                                                                                                           ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2003

                                                                                                               VALUE         % OF
                                 SHARES       ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Utilities & Utility Service       4,847,600   Quanta Services, Inc. (a)                                    $   39,653,368
Companies                           400,000   TXU Corp.                                                         9,128,000
                                                                                                           --------------
                                                                                                               48,781,368   1.62%
                                              TOTAL COMMON STOCKS AND WARRANTS                             --------------
                                              (Cost $1,653,810,573)                                         2,439,039,100
                                                                                                           --------------
                                 INVESTMENT
                                 AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.08%
Bermuda Based                     2,202,000   ESG Partners, LP (a) (b)                                                 --   0.00%
Financial Institutions                                                                                     --------------

Insurance & Reinsurance           3,264,756   Head Insurance Investors, LP (a) (b)                                822,706
                                  1,615,000   Insurance Partners II Equity Fund, LP (a) (b)                     1,523,126
                                                                                                           --------------
                                                                                                                2,345,832   0.08%
                                              TOTAL LIMITED PARTNERSHIPS                                   --------------
                                              (Cost $7,081,756)                                                 2,345,832
                                                                                                           --------------
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.05%
Call Option                                   Kmart Holding Corp., Strike $13, expires 05/06/05 (b)             1,562,508   0.05%
                                              (option to purchase 103,279 shares of Kmart Holding Corp.)   --------------
                                              TOTAL OTHER INVESTMENTS
                                              (Cost $0)                                                         1,562,508
                                                                                                           --------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2003

                                 PRINCIPAL                                                                     VALUE         % OF
                                 AMOUNT ($)   ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 7.00%
Repurchase Agreements           186,350,842   Bear Stearns 1.00%, due 11/03/03 (g)                         $  186,350,842   6.17%
                                                                                                           --------------
U.S. Treasury Bill               25,000,000   U.S. Treasury Bill 1.01%+, due 04/22/04                          24,879,000   0.83%
                                                                                                           --------------
                                              TOTAL SHORT TERM INVESTMENTS
                                              (Cost $211,232,003)                                             211,229,842
                                                                                                           --------------
                                              TOTAL INVESTMENT PORTFOLIO - 99.59%
                                              (Cost $2,221,747,229)                                         3,005,741,579
                                                                                                           --------------
                                              OTHER ASSETS LESS LIABILITIES - 0.41%                            12,271,733
                                                                                                           --------------
                                              NET ASSETS - 100.00%                                         $3,018,013,312
                                              (Applicable to 74,295,949                                    ==============
                                              shares outstanding)

Notes:
(a)   Non-income producing securities.
(b)   Restricted / fair valued securities.
(c)   Affiliated  issuers-as  defined under the  Investment  Company Act of 1940
      (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)   Interest accrued at a current rate of Prime + 2%.
(e)   Security in part on loan.
(f)   Segregated for future fund commitments.
(g)   Repurchase agreement collateralized by:
      U.S. Treasury Strips, par value $40,855,000, matures 11/15/05, market value $39,375,232.
      U.S. Treasury Strips, par value $411,385,000, matures 11/15/21, market value $152,381,118.
*     Issuer in default.
+     Annualized yield at date of purchase.
ADR:  American Depository Receipt.

The aggregate cost for federal income tax purposes is $2,240,411,041. The aggregate gross unrealized appreciation is $941,113,574.
The aggregate gross unrealized depreciation is $(175,783,036).

Country Concentration

                  % of
               Net Assets
               ----------
United States      73.83
Japan              15.46
Bermuda             4.78
Canada              2.21
Sweden              1.71
Hong Kong           1.56
United Kingdom      0.04
                 -------
Total              99.59

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003

ASSETS:
Investments at value (Notes 1 and 4):
   Unaffiliated issuers (identified cost of $1,885,267,196)      $2,604,123,835
   Affiliated issuers (identified cost of $336,480,033)             401,617,744
                                                                 --------------
      Total investments (identified cost of $2,221,747,229)       3,005,741,579
Receivable for fund shares sold                                       9,971,104
Dividends and interest receivable                                     9,814,829
Other receivables                                                       277,270
Other assets                                                            137,493
                                                                 --------------
      Total assets                                                3,025,942,275

LIABILITIES:
Payable for fund shares redeemed                                      4,665,094
Payable to investment adviser                                         2,246,144
Accounts payable and accrued expenses                                   510,493

Payable for service fees (Note 3)                                       242,000
Other liabilities                                                       200,000
Unrealized losses on foreign currency swap contract (Note 1)             65,232
Commitments (Note 6)                                                         --
                                                                 --------------
      Total liabilities                                               7,928,963
                                                                 --------------
      Net assets                                                 $3,018,013,312
                                                                 ==============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized,
   $0.001 par value, 74,295,949 shares outstanding               $2,261,925,298
Accumulated undistributed net investment income                         799,063
Accumulated undistributed net realized losses from
   investment transactions                                          (28,654,893)
Net unrealized appreciation of investments and translation
   of foreign currency denominated assets and liabilities           783,943,844
                                                                 --------------
      Net assets applicable to capital shares outstanding        $3,018,013,312
                                                                 ==============
Net asset value, offering and redemption price per share                 $40.62
                                                                         ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME:
   Interest-unaffiliated issuers                                   $ 30,113,280
   Dividends-unaffiliated issuers (net of foreign
      withholding tax of $1,091,572)                                 22,204,373
   Dividends-affiliated issuers                                       2,314,782
   Other Income                                                       1,111,680
                                                                   ------------

      Total Investment Income                                        55,744,115
                                                                   ------------

EXPENSES:
   Investment advisory fees (Note 3)                                 21,444,151
   Service fees (Note 3)                                              2,004,208
   Transfer agent fees                                                  851,929
   Reports to shareholders                                              625,459
   Miscellaneous expenses                                               362,507
   Administration fees (Note 3)                                         317,300
   Custodian fees                                                       239,213
   Accounting services                                                  181,605
   Insurance expenses                                                   116,677
   Directors' fees and expenses                                          69,167
   Auditing and tax consulting fees                                      67,787
   Legal fees                                                            50,000
   Registration and filing fees                                          49,768
                                                                   ------------
      Total operating expenses                                       26,379,771
                                                                   ------------
      Net investment income                                          29,364,344
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized loss on investments-unaffiliated issuers            (17,225,942)
   Net realized loss on investments-affiliated issuers                 (683,234)
   Net realized loss on foreign currency transactions               (43,019,844)
   Net change in unrealized appreciation on investments             823,110,996
   Net change in unrealized appreciation on foreign currency swaps    6,835,361
   Net change in unrealized appreciation on translation of other
      assets and liabilities denominated in foreign currency             13,750
                                                                   ------------
      Net realized and unrealized gains on investments              769,031,087
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $798,395,431
                                                                   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR      FOR THE YEAR
                                                                               ENDED             ENDED
                                                                         OCTOBER 31, 2003  OCTOBER 31, 2002
                                                                         ----------------  ----------------
OPERATIONS:
   Net investment income                                                  $   29,364,344    $   23,352,793
   Net realized gains (losses) on investments-unaffiliated issuers           (17,225,942)       20,595,300
   Net realized losses on investments-affiliated issuers                        (683,234)       (8,036,086)
   Net realized losses on foreign currency transactions                      (43,019,844)         (103,158)
   Net change in unrealized appreciation (depreciation) on investments       823,110,996      (333,046,484)
   Net change in unrealized appreciation (depreciation) on foreign
      currency swaps and option contracts                                      6,835,361        (6,870,018)
   Net change in unrealized appreciation on translation of other
      assets and liabilities denominated in foreign currency                      13,750            12,397
                                                                          --------------    --------------
   Net increase (decrease) in net assets resulting from operations           798,395,431      (304,095,256)
                                                                          --------------    --------------

DISTRIBUTIONS:
   Dividends to shareholders from net investment income                      (28,709,698)      (43,388,707)
   Distributions to shareholders from net realized gains on investments       (2,696,193)      (13,334,131)
                                                                          --------------    --------------
                                                                             (31,405,891)      (56,722,838)
                                                                          --------------    --------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                              537,876,117       655,084,127
   Net asset value of shares issued in reinvestment of
      dividends and distributions                                             30,219,047        54,407,005
   Cost of shares redeemed                                                  (515,181,586)     (559,204,937)
                                                                          --------------    --------------
   Net increase in net assets resulting from capital
      share transactions                                                      52,913,578       150,286,195
                                                                          --------------    --------------
   Net increase (decrease) in net assets                                     819,903,118      (210,531,899)
   Net assets at beginning of period                                       2,198,110,194     2,408,642,093
                                                                          --------------    --------------
   Net assets at end of period
      (including undistributed net investment income of
      $799,063 and $31,377,325, respectively)                             $3,018,013,312    $2,198,110,194
                                                                          ==============    ==============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                     | 15 |
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

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                                       YEARS ENDED OCTOBER 31,
                                                  ------------------------------------------------------------------
                                                   2003           2002           2001           2000           1999
                                                  ------         ------         ------         ------         ------
Net Asset Value, Beginning of Period              $29.90         $34.50         $38.48         $34.82         $30.16
                                                  ------         ------         ------         ------         ------
Income (loss) from Investment Operations:
   Net investment income                            0.40           0.31           0.45           0.47           0.47
   Net gain (loss) on securities (both
      realized and unrealized)                     10.75          (4.11)         (1.59)          7.61           4.59
                                                  ------         ------         ------         ------         ------
   Total from Investment Operations                11.15          (3.80)         (1.14)          8.08           5.06
                                                  ------         ------         ------         ------         ------
Less Distributions:
   Dividends from net investment income            (0.39)         (0.61)         (0.68)            --          (0.40)
   Distributions from realized gains               (0.04)         (0.19)         (2.16)         (4.42)            --
                                                  ------         ------         ------         ------         ------
   Total Distributions                             (0.43)         (0.80)         (2.84)         (4.42)         (0.40)
                                                  ------         ------         ------         ------         ------
Net Asset Value, End of Period                    $40.62         $29.90         $34.50         $38.48         $34.82
                                                  ======         ======         ======         ======         ======
Total Return                                       37.76%        (11.40%)        (3.01%)        24.07%         16.89%
Ratios/Supplemental Data:
   Net Assets, End of period (in thousands)   $3,018,013     $2,198,110     $2,408,642     $1,856,220     $1,340,272
   Ratio of Expenses to Average Net Assets          1.11%          1.07%          1.07%          1.09%          1.10%
   Ratio of Net Investment Income to
      Average Net Assets                            1.23%          0.90%          1.31%          1.41%          1.27%
   Portfolio Turnover Rate                            11%            19%            16%            30%             5%

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                         PORTFOLIO MANAGEMENT DISCUSSION

At October 31, 2003, the audited net asset value per share attributable to each of the 30,061,713 common shares outstanding of the Third Avenue Small-Cap Value Fund ("TASCX," "Third Avenue Small-Cap Value," or the "Fund") was $18.02. This compares with an audited net asset value at October 31, 2002 of $12.78 per share, adjusted for a subsequent distribution.

Below, the investment team outlines notable developments in the Portfolio during the fiscal year ended October 31, 2003.

Q:    HOW DID THIRD AVENUE SMALL-CAP VALUE FUND PERFORM?

A:    The Portfolio returned 40.88% during the twelve-month period ended October
31, 2003. The Russell 2000, Russell 2000 Value and S&P Small-Cap 600 Indices returned 43.37%, 40.29% and 33.60%, respectively, during the same time period.*

Q:    WHAT SECTORS MOST AFFECTED THE FUND'S PERFORMANCE?

A: The Fund's performance was driven by many of its semiconductor and technology holdings, as well as its positions in financial companies. The Fund's real estate-oriented holdings and general market performance also contributed to the Fund's appreciation.

Q:    WHAT WAS YOUR INVESTMENT STRATEGY DURING THE PERIOD?

A: Third Avenue Small-Cap Value Fund seeks long-term capital appreciation, by acquiring securities of well-financed small capitalization companies at a substantial discount to what we believe is their true value. Under normal circumstances, the Fund expects to invest at least 80% of its assets in equity securities of companies with market capitalizations within the range of capitalizations of companies in the Russell 2000 Index or S&P Small Cap 600 Index at the time of investment. This strategy remains consistent, regardless of market environment.

Q:    WHAT IS THE FUND INVESTING IN NOW?

A: As of October 31, 2003, the Fund's largest industry categories were Natural Resources & Real Estate, Semiconductor Equipment Manufacturers & Related, Electronics, Business Development & Investment Companies, and Forest Products & Paper. The top 5 industry categories represented approximately 43% of the Fund's total net assets.

Q:    WHAT IS YOUR OUTLOOK?

A: A majority of the common stocks held in the Fund are issues of companies with ultra-strong balance sheets where the issue was acquired at prices that represent a substantial discount from readily ascertainable net asset value. These common stocks will have substantial appreciation potential if managements can keep growing net asset values, even if such growth comes from sources other than having operating income or cash flow, such as appreciating land values.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS THE OPINIONS OF THE INVESTMENT TEAM AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS, THE PORTFOLIO'S PERFORMANCE, AND THE INVESTMENT TEAM'S VIEWS ARE AS OF OCTOBER 31, 2003, AND ARE SUBJECT TO CHANGE.

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                                     | 17 |
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                                     [LOGO]

Small-cap companies carry additional risks because their share prices maybe more volatile, and their securities less liquid than larger, more established companies. Such investments may increase the risk of greater price fluctuations. These and other risks are described more fully in the Fund's prospectus.

*Third Avenue Small-Cap Value Fund's one year, three year, five year, and since inception (4/1/1997) average annual returns for the period ending September 30, 2003 are 36.13%, 9.97%, 13.58%, and 10.30%, respectively. The Russell 2000
 Value Index was 31.66%, 11.07%, 10.84%, and 10.34% respectively. The Russell 2000 Index was 36.50%, (0.82%), 7.46%, and 6.97% respectively. The S&P
 Small-Cap 600 was 26.88%, 3.66%, 10.20%, and 9.59% respectively. All return figures includes reinvestment of dividends and interest and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares.

Third Avenue Small-Cap Value Fund IS OFFERED BY PROSPECTUS ONLY. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Please read the prospectus carefully before you send money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. M.J. Whitman LLC Distributor. 12/29/03

If you should have any questions, or for updated information or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdave.com. Current performance may be lower or higher than performance quoted.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index measures the performance of small companies. The S&P Small-Cap 600 is a small cap index that covers approximately 3% of the U.S. equities market and is designed to be an efficient portfolio of companies that meet specific inclusion criteria to ensure that they are investable and financially viable. The Russell 2000 Value Index, Russell 2000 Index, and the S&P Small-Cap 600 Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of interest, capital gains and dividends.

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                                     | 18 |
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                             PERFORMANCE INFORMATION
                                   (UNAUDITED)

PERFORMANCE ILLUSTRATION

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
          THIRD AVENUE SMALL-CAP VALUE FUND AND THE RUSSELL 2000 INDEX
        AND THE RUSSELL 2000 VALUE INDEX AND THE S&P SMALL-CAP 600 INDEX


                           Average Annual Total Return

                                                                 Since Inception
1 Year    2 Years    3 Years    4 Years     5 Years    6 Years      (4/1/97)
40.88%    13.77%     12.68%     15.25%      13.58%      8.57%        11.31%

        [The table below represents a line chart in the printed report.]

                             Russell 2000       Russell 2000      S&P Small-Cap
                TASCX*             Index*       Value Index*       600 Index*
               -------       ------------       ------------       ----------
4/1/97           10000              10000              10000            10000
10/31/97         12370              12811              11690            13296
10/31/98       10717.4            11319.8              10791          11825.5
10/31/99       11480.4              13011            10868.7          13249.2
10/31/00       14155.4            15300.9              12749          16597.3
10/31/01       15647.4            13376.9            13864.6          15530.1
10/31/02       14376.8            11829.2            13513.8          14943.1
10/31/03         20254            16959.5            18958.5            19964


* All returns include reinvestment of dividends.

As with all mutual funds, past performance does not indicate future results. The returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                     | 19 |
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                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT OCTOBER 31, 2003

                                 PRINCIPAL                                                                     VALUE         % OF
                                 AMOUNT ($)   ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.01%
Technology                        4,942,604   Insilco Technologies Bank Debt (a) (b)                       $     67,833     0.01%
                                                                                                           ------------
                                              TOTAL BANK DEBT
                                              (Cost $0)                                                          67,833
                                                                                                           ------------
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 5.34%
U.S. Treasury Note               14,000,000   U.S. Treasury Note 1.75%, due 12/31/04                         14,070,014
                                 15,000,000   U.S. Treasury Note 1.125%, due 06/30/05                        14,879,895
                                                                                                           ------------
                                                                                                             28,949,909     5.34%
                                                                                                           ------------
                                              TOTAL U.S. GOVERNMENT OBLIGATIONS
                                              (Cost $28,881,458)                                             28,949,909
                                                                                                           ------------

                                     SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 84.58%
Agricultural Chemicals              670,000   Agrium, Inc. (Canada)                                          10,297,900     1.90%
                                                                                                           ------------
Business Development                622,900   Brascan Corp. Class A                                          17,721,505
& Investment Companies            3,111,000   JZ Equity Partners PLC (United Kingdom)                         6,731,024
                                    210,100   Leucadia National Corp.                                         8,824,200
                                                                                                           ------------
                                                                                                             33,276,729     6.14%
                                                                                                           ------------
Cable Television Equipment          928,100   CommScope, Inc. (a)                                            14,376,269
                                    175,000   Scientific-Atlanta, Inc.                                        5,180,000
                                                                                                           ------------
                                                                                                             19,556,269     3.61%
                                                                                                           ------------
Consumer Products                   310,066   JAKKS Pacific, Inc. (a)                                         4,030,858
                                    194,500   Maxwell Shoe Co., Inc. Class A (a)                              3,112,000
                                                                                                           ------------
                                                                                                              7,142,858     1.32%
                                                                                                           ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                     | 20 |
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                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2003

                                                                                                               VALUE         % OF
                                 SHARES       ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Electronics                         667,100   Advanced Power Technology, Inc.(a)(c)                        $  4,889,843
                                    400,000   American Power Conversion Corp.                                 8,092,000
                                    307,700   Bel Fuse, Inc. Class B                                          8,077,125
                                    549,517   IXYS Corp.(a)                                                   5,385,267
                                    725,000   KEMET Corp.(a)(c)                                               9,606,250
                                  1,100,000   TriQuint Semiconductor, Inc.(a)                                 7,887,000
                                                                                                           ------------
                                                                                                             43,937,485     8.11%
                                                                                                           ------------
Energy/Coal                         213,400   Fording Canadian Coal Trust (Canada)                            5,522,792     1.02%
                                                                                                           ------------
Energy Services                     238,700   Precision Drilling Corp.(a)                                     9,400,006
                                    502,200   Willbros Group, Inc.(a)                                         5,845,608
                                                                                                           ------------
                                                                                                             15,245,614     2.81%
                                                                                                           ------------
Financial Insurance                  71,852   Radian Group, Inc.                                              3,800,971     0.70%
                                                                                                           ------------
Forest Products & Paper             255,400   Deltic Timber Corp.                                             7,312,102
                                  1,347,400   SFK Pulp Fund (Canada)                                          6,951,474
                                  1,385,500   TimberWest Forest Corp. (Canada)                               12,172,688
                                                                                                           ------------
                                                                                                             26,436,264     4.88%
                                                                                                           ------------
Healthcare Services                  68,440   AMN Healthcare Services, Inc.(a)                                1,034,813
                                    436,618   Cross Country Healthcare, Inc.(a)                               6,064,624
                                                                                                           ------------
                                                                                                              7,099,437     1.31%
                                                                                                           ------------
Industrial Equipment                393,100   Alamo Group, Inc.                                               5,601,675
                                    204,900   Lindsay Manufacturing Co.                                       4,751,631
                                    491,200   Trinity Industries, Inc.                                       12,501,040
                                                                                                           ------------
                                                                                                             22,854,346     4.22%
                                                                                                           ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                     | 21 |
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                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2003

                                                                                                               VALUE         % OF
                                 SHARES       ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Insurance & Reinsurance             280,000   Arch Capital Group, Ltd.(a)                                  $ 10,220,000
                                    120,000   Montpelier RE Holdings, Ltd.(a)                                 3,974,400
                                     42,500   Olympus RE Holdings, Ltd.(a)(b)                                 6,423,875
                                                                                                           ------------
                                                                                                             20,618,275     3.81%
                                                                                                           ------------
Insurance - Multi Line               57,300   E-L Financial Corp., Ltd.(Canada)                              13,042,093     2.41%
                                                                                                           ------------
Investment Companies                134,170   Westwood Holdings Group, Inc.                                   2,280,890     0.42%
                                                                                                           ------------
Life Insurance                      179,000   FBL Financial Group, Inc. Class A                               4,671,900
                                    170,300   The MONY Group, Inc.                                            5,451,303
                                    532,200   The Phoenix Companies, Inc.                                     5,854,200
                                                                                                           ------------
                                                                                                             15,977,403     2.95%
                                                                                                           ------------
Manufactured Housing                 75,200   Skyline Corp.                                                   2,590,640     0.48%
                                                                                                           ------------
Media                               120,000   ValueVision Media, Inc. Class A(a)                              1,950,000     0.36%
                                                                                                           ------------
Metal & Metal Products              181,900   Century Aluminum Co.(a)                                         2,994,074     0.55%
                                                                                                           ------------
Natural Resources &                 187,500   Alexander & Baldwin, Inc.                                       5,814,375
Real Estate                         187,300   Alico, Inc.                                                     5,956,140
                                    139,000   Avatar Holdings, Inc.(a)                                        4,539,740
                                    374,600   Forest City Enterprises, Inc. Class A                          16,598,526
                                    140,800   Jones Lang LaSalle, Inc.(a)                                     2,682,240
                                    268,800   Koger Equity, Inc.                                              5,206,656
                                    348,100   LNR Property Corp.                                             14,237,290
                                    100,000   The St. Joe Co.(b)                                              3,221,400
                                    205,900   The St. Joe Co.                                                 6,802,936
                                    274,600   Tejon Ranch Co.(a)                                             10,794,526
                                    200,000   Trammell Crow Co.(a)                                            2,722,000
                                    343,000   Wellsford Real Properties, Inc.(a)(c)                           6,023,080
                                                                                                           ------------
                                                                                                             84,598,909     15.61%
                                                                                                           ------------
Non-Life Insurance - Japan          400,000   Sompo Japan Insurance, Inc.                                     3,311,047     0.61%
                                                                                                           ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                     | 22 |
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                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2003

                                                                                                               VALUE         % OF
                                 SHARES       ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Pharmaceutical Services             394,345   PAREXEL International Corp.(a)                               $  6,593,448
                                    135,200   Pharmaceutical Product Development, Inc.(a)                     4,065,464
                                                                                                           ------------
                                                                                                             10,658,912     1.97%
                                                                                                           ------------
Retail                              201,000   The Dress Barn, Inc.(a)                                         2,814,000
                                    300,000   Kmart Holding Corp.(a)(b)                                       8,262,150
                                                                                                           ------------
                                                                                                             11,076,150     2.04%
                                                                                                           ------------
Securities Brokers, Dealers       1,674,784   Instinet Group, Inc.(a)                                        10,350,165
& Flotation Companies                75,000   SWS Group, Inc.                                                 1,627,500
                                                                                                           ------------
                                                                                                             11,977,665     2.21%
                                                                                                           ------------
Semiconductor                       280,700   Coherent, Inc.(a)                                               6,456,100
Equipment Manufacturers             850,000   Credence Systems Corp.(a)                                      13,863,500
& Related                           644,300   CyberOptics Corp.(a)(c)                                         6,430,114
                                    671,100   Electro Scientific Industries, Inc.(a)                         16,482,216
                                    482,400   FSI International, Inc.(a)                                      3,039,120
                                                                                                           ------------
                                                                                                             46,271,050     8.54%
                                                                                                           ------------
Technology                          232,900   Herley Industries, Inc.(a)                                      4,401,810
                                    453,600   Park Electrochemical Corp.                                     11,113,200
                                                                                                           ------------
                                                                                                             15,515,010     2.86%
                                                                                                           ------------
Telecommunications                  750,000   CIENA Corp.(a)                                                  4,807,500
Equipment                           471,000   Comverse Technology, Inc.(a)                                    8,496,840
                                    925,000   Sycamore Networks, Inc.(a)                                      4,625,000
                                    306,300   Tellabs, Inc.(a)                                                2,306,439
                                                                                                           ------------
                                                                                                             20,235,779     3.74%
                                                                                                           ------------
                                              TOTAL COMMON STOCKS
                                              (Cost $348,690,731)                                           458,268,562
                                                                                                           ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                     | 23 |
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                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2003

                                 NOTIONAL                                                                      VALUE         % OF
                                 AMOUNT ($)   ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.05%
Call Option                                   Kmart Holding Corp., Strike $13, expires 05/06/05 (b)        $    208,326     0.04%
                                              (option to purchase 13,770 shares of Kmart Holding Corp.)    ------------

Foreign Currency                 10,000,000   Canadian Dollar, Strike 1.50 CAD, expires 08/24/04                 32,000     0.01%
Put Option                                                                                                 ------------

                                              TOTAL OTHER INVESTMENTS
                                              (Cost $174,207)                                                   240,326
                                                                                                           ------------
                                 PRINCIPAL
                                 AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 10.09%
Repurchase Agreements            44,694,863   Bear Stearns 1.00%, due 11/03/03 (d)                           44,694,863     8.25%
                                                                                                           ------------
U.S. Treasury Bill               10,000,000   U.S. Treasury Bill 0.99%+, due 01/22/04                         9,979,070     1.84%
                                                                                                           ------------
                                              TOTAL SHORT TERM INVESTMENTS
                                              (Cost $54,672,815)                                             54,673,933
                                                                                                           ------------
                                              TOTAL INVESTMENT PORTFOLIO - 100.07%
                                              (Cost $432,419,211)                                           542,200,563
                                                                                                           ------------
                                              LIABILITIES IN EXCESS OF OTHER ASSETS - (0.07%)                  (368,743)
                                                                                                           ------------
                                              NET ASSETS - 100.00%                                         $541,831,820
                                              (Applicable to 30,061,713                                    ============
                                              shares outstanding)

Notes:
(a)   Non-income producing securities.
(b)   Restricted / fair valued securities.
(c)   Affiliated  issuers-as  defined under the  Investment  Company Act of 1940
      (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)   Repurchase agreement collateralized by:
      U.S. Treasury Note, par value $29,035,000 matures 01/15/11, market value $34,997,697.
      U.S. Treasury Strips, par value $43,525,000 matures 11/15/28, market value $10,993,980.
+     Annualized yield at date of purchase.
ADR:  American Depository Receipt.


The aggregate cost for federal income tax purposes is $433,097,642. The aggregate gross unrealized appreciation is $120,527,901.
The aggregate gross unrealized depreciation is $(11,424,980).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                     | 24 |
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                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003

ASSETS:
Investments at value (Notes 1 and 4):
   Unaffiliated issuers (identified cost of $404,046,441)           $515,251,276
   Affiliated issuers (identified cost of $28,372,770)                26,949,287
                                                                    ------------
      Total investments (identified cost of $432,419,211)            542,200,563
Receivable for fund shares sold                                        2,233,564
Dividends and interest receivable                                        527,524
Other assets                                                              38,227
                                                                    ------------
      Total assets                                                   544,999,878
                                                                    ------------

LIABILITIES:
Payable for securities purchased                                         528,059
Payable for fund shares redeemed                                       2,033,443
Payable to investment adviser                                            401,688
Accounts payable and accrued expenses                                    154,868
Payable for service fees (Note 3)                                         50,000
                                                                    ------------
      Total liabilities                                                3,168,058
                                                                    ------------
      Net assets                                                    $541,831,820
                                                                    ============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
   30,061,713 shares outstanding                                    $429,702,734
Accumulated undistributed net investment income                           56,040
Accumulated undistributed net realized gains from
   investment transactions                                             2,292,147
Net unrealized appreciation of investments and translation
   of foreign currency denominated assets and liabilities            109,780,899
                                                                    ------------
      Net assets applicable to capital shares outstanding           $541,831,820
                                                                    ============
Net asset value, offering and redemption price per share                  $18.02
                                                                          ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                     | 25 |
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                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME:
   Interest                                                          $1,358,461
   Dividends (net of foreign withholding tax of $242,793)             4,381,597
   Other income                                                         123,206
                                                                   ------------
      Total investment income                                         5,863,264
                                                                   ------------

EXPENSES:
   Investment advisory fees (Note 3)                                  3,835,000
   Service fees (Note 3)                                                387,666
   Transfer agent fees                                                  168,278
   Reports to shareholders                                              141,517
   Administration fees (Note 3)                                         140,634
   Accounting services                                                   76,065
   Directors' fees and expenses                                          69,663
   Custodian fees                                                        68,939
   Auditing and tax consulting fees                                      39,134
   Registration and filing fees                                          26,380
   Miscellaneous expenses                                                11,167
   Insurance expenses                                                    11,038
   Legal fees                                                             9,000
                                                                   ------------
      Total operating expenses                                        4,984,481
                                                                   ------------
      Net investment income                                             878,783
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains on investments-unaffiliated issuers             7,605,532
   Net realized loss on investments-affiliated issuers               (2,421,853)
   Net realized gains on foreign currency transactions                   11,863
   Net change in unrealized appreciation on investments             145,395,615
   Net change in unrealized depreciation on translation of other
      assets and liabilities denominated in foreign currency               (441)
                                                                   ------------
   Net realized and unrealized gains on investments                 150,590,716
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $151,469,499
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                     | 26 |
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                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR       FOR THE YEAR
                                                                               ENDED              ENDED
                                                                         OCTOBER 31, 2003   OCTOBER 31, 2002
                                                                         ----------------   ----------------
OPERATIONS:
   Net investment income                                                   $    878,783       $  4,018,343
   Net realized gains (losses) on investments-unaffiliated issuers            7,605,532         (2,935,754)
   Net realized (losses) on investments-affiliated issuers                   (2,421,853)                --
   Net realized gains (losses) on foreign currency transactions                  11,863            (15,154)
   Net change in unrealized appreciation (depreciation) on investments      145,395,615        (48,558,387)
   Net change in unrealized depreciation on translation of other
      assets and liabilities denominated in foreign currency                       (441)               (12)
                                                                           ------------       ------------
   Net increase (decrease) in net assets resulting from operations          151,469,499        (47,490,964)
                                                                           ------------       ------------

DISTRIBUTIONS:
   Dividends to shareholders from net investment income                      (3,981,345)        (2,415,022)
   Distributions to shareholders from net realized gains on investments              --         (3,585,740)
                                                                           ------------       ------------
                                                                             (3,981,345)        (6,000,762)
                                                                           ------------       ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                             130,629,985        256,254,007
   Net asset value of shares issued in reinvestment of
      dividends and distributions                                             3,812,653          5,816,114
   Redemption fees*                                                              78,694            172,353
   Cost of shares redeemed*                                                (109,523,879)      (115,071,010)
                                                                           ------------       ------------
   Net increase in net assets resulting from capital
      share transactions                                                     24,997,453        147,171,464
                                                                           ------------       ------------
   Net increase in net assets                                               172,485,607         93,679,738
   Net assets at beginning of period                                        369,346,213        275,666,475
                                                                           ------------       ------------
   Net assets at end of period
     (including undistributed net investment income of
     $56,040 and $3,036,424, respectively)                                 $541,831,820       $369,346,213
                                                                           ============       ============

* Prior Year Amounts Have Been Reclassified To Conform To Current Presentation.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                     | 27 |
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                                     [LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                                           YEARS ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------------
                                                      2003            2002            2001            2000            1999
                                                    ------          ------          ------          ------          ------
Net Asset Value, Beginning of Period                $12.92          $14.33          $13.86          $11.33          $10.66
                                                    ------          ------          ------          ------          ------
Income (loss) from Investment Operations:
   Net investment income                              0.03            0.14            0.14            0.19            0.09
   Net gain (loss) on securities (both
      realized and unrealized)                        5.21           (1.26)           1.23            2.44            0.67
                                                    ------          ------          ------          ------          ------
   Total from Investment Operations                   5.24           (1.12)           1.37            2.63            0.76
                                                    ------          ------          ------          ------          ------
Less Distributions:
   Dividends from net investment income              (0.14)          (0.12)          (0.21)          (0.10)          (0.09)
   Distributions from realized gains                    --           (0.17)          (0.69)             --              --
                                                    ------          ------          ------          ------          ------
   Total Distributions                               (0.14)          (0.29)          (0.90)          (0.10)          (0.09)
                                                    ------          ------          ------          ------          ------
Net Asset Value, End of Period                      $18.02          $12.92          $14.33          $13.86          $11.33
                                                    ======          ======          ======          ======          ======
Total Return                                         40.88%          (8.12%)         10.54%          23.30%           7.12%
Ratios/Supplemental Data:
   Net Assets, End of period (in thousands)       $541,832        $369,346        $275,666        $142,459        $121,895
   Ratio of Expenses to Average Net Assets            1.17%           1.17%           1.23%           1.30%           1.28%
   Ratio of Net Investment Income to Average
      Net Assets                                      0.21%           1.03%           1.16%           1.43%           0.72%
   Portfolio Turnover Rate                              22%             19%             18%             19%             10%

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                     | 28 |
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                                     [LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                         PORTFOLIO MANAGEMENT DISCUSSION

At October 31, 2003, the audited net asset value per share attributable to each of the 32,072,703 common shares outstanding of the Third Avenue Real Estate Value Fund ("TAREX," "Third Avenue Real Estate Value," or the "Fund") was $20.17. This compares with an audited net asset value at October 31, 2002 of $15.25 per share, adjusted for a subsequent distribution.

Below, the investment team outlines notable developments in the Portfolio during the fiscal year ended October 31, 2003.

Q:    HOW DID THIRD AVENUE REAL ESTATE VALUE FUND PERFORM?

A: The Portfolio returned 32.15% during the twelve-month period ended October 31, 2003. The Morgan Stanley REIT, Bloomberg Real Estate Operating Co. and Wilshire Real Estate Securities Indices returned 33.94%, 44.88% and 35.59%, respectively, during the same time period.*

Q:    WHAT SECTORS MOST AFFECTED THE FUND'S PERFORMANCE?

A: The Fund's performance was driven by many of its real estate operating companies and Real Estate investment trusts as well as its investment in a discount retailer. The Fund's holdings in real estate management companies and general market performance also contributed to the Fund's appreciation.

Q:    WHAT WAS YOUR INVESTMENT STRATEGY DURING THE PERIOD?

A: Third Avenue Real Estate Value Fund seeks long-term capital appreciation, by acquiring securities of well-financed companies at substantial discounts to what we believe is their true value. Under normal circumstances, the Fund expects to invest at least 80% of its assets in real estate and real estate-related companies, or in companies which own significant real estate at the time of investment. This strategy remains consistent, regardless of market environment.

Q:   WHAT IS THE FUND INVESTING IN NOW?

A: As of October 31, 2003, the Fund's largest investment types were Real Estate Operating Companies, Real Estate Investment Trusts, Real Estate Management, Homebuilding and Retail. The top 5 types of investments represented approximately 79% of the Fund's total net assets.

Q:    WHAT IS YOUR OUTLOOK?

A: The Fund owns the common stocks of extremely well-financed companies with high quality portfolios and excellent management teams. We are optimistic that our portfolio companies will continue to provide above-average long-term growth in net asset value and corresponding returns to shareholders.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS THE OPINIONS OF THE INVESTMENT TEAM AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS, THE PORTFOLIO'S PERFORMANCE, AND THE INVESTMENT TEAM'S VIEWS ARE AS OF OCTOBER 31, 2003, AND ARE SUBJECT TO CHANGE.

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                                     | 29 |
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Real estate investments may be subject to special risks, including risks related to general and local economic conditions, and changes in real estate values that may have negative effects on issuers related to the real estate industry. The Fund's investments in small and medium capitalizations stocks may experience more volatility than larger capitalization stocks. These and other risks are described more fully in the Fund's prospectus.

*Third  Avenue Real Estate  Fund's one year,  three year,  five year,  and since inception (9/17/1998) average annual returns for the period ending September 30, 2003 are 25.79%, 15.79%, 17.37%, and 17.21% respectively. The Morgan
 Stanley REIT Index was 25.1%, 14.88%, 11.59%, and 13.13% respectively. Bloomberg Real Estate Operating Companies Index was 38.10%, 13.81%, 11.78%, and 12.46% respectively. The Wilshire Real Estate Securities Index was 26.88%, 14.16%, 12.21%, and 10.06%, respectively. All return figures include reinvestment of dividends and interest and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of shares.

Third Avenue Real Estate Value Fund IS OFFERED BY PROSPECTUS ONLY. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Please read the prospectus carefully before you send money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. M.J. Whitman LLC Distributor. 12/29/03

If you should have any questions, or for updated information or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdave.com. Current performance may be lower or higher than performance quoted.

The Morgan Stanley REIT Index is a total-return index compromising of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The Bloomberg Real Estate Operating Companies Index is a capitalization-weighted index of Real Estate Operating Companies having a market capitalization of $15 million or greater. The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs) and is capitalization-weighted. The Morgan Stanley REIT Index, Bloomberg Real Estate Operating Companies Index and Wilshire Real Estate Securities Index are not securities that can be purchased or sold, and their total returns are reflective of an unmanaged portfolio. The returns include reinvestment of interest, capital gains and dividends.

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                                     | 30 |
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                             PERFORMANCE INFORMATION
                                   (UNAUDITED)


PERFORMANCE ILLUSTRATION

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
   THIRD AVENUE REAL ESTATE VALUE FUND AND THE MORGAN STANLEY REIT INDEX AND
               THE BLOOMBERG REAL ESTATE OPERATING COMPANY INDEX
                 AND THE WILSHIRE REAL ESTATE SECURITIES INDEX

                           Average Annual Total Return

                                                                Since Inception
1 Year       2 Years      3 Years       4 Years      5 Years       (9/17/98)
32.15%       19.01%       17.63%        19.79%       17.52%         17.69%

        [The table below represents a line chart in the printed report.]

                                                   Bloomberg          Wilshire
                       Morgan Stanley            Real Estate        Real Estate
              TAREX*      REIT Index*   Operating Co. Index*  Securities Index*

9/17/98        10000            10000                  10000              10000
10/31/98       10280            10534                10471.4              10567
10/31/99     11190.8          9874.57                10428.4            10060.5
10/31/2000   14157.5          11671.7                11990.6            12280.8
10/31/2001   16268.4          13219.4                13087.8              13538
10/31/2002   17434.8          14103.8                12891.4            14300.2
10/31/2003  23,040.1          18890.6                18677.1            19389.7


* All returns include reinvestment of dividends.

As with all mutual funds, past performance does not indicate future results. The returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT OCTOBER 31, 2003

                                 PRINCIPAL                                                                     VALUE         % OF
                                 AMOUNT ($)   ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 1.28%
Natural Resources                11,541,596   Crown Pacific Partners, 7.76%, due 02/01/13(a)(b)*           $  8,309,949     1.28%
                                                                                                           ------------
                                              TOTAL CORPORATE BONDS
                                              (Cost $7,732,869)                                               8,309,949
                                                                                                           ------------
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE LOANS - 1.16%
Term Loan                         5,000,000   Frank's Nursery & Crafts, Inc. 10.15%, due 05/21/05(b)          5,000,000     0.77%
                                                                                                           ------------
Revolving Credit Loan             2,500,000   Frank's Nursery & Crafts, Inc. 10.15%, due 05/21/05(b)          2,500,000     0.39%
                                                                                                           ------------
                                              TOTAL MORTGAGE LOANS
                                              (Cost $7,500,000)                                               7,500,000
                                                                                                           ------------

                                     SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 1.52%
Real Estate Investment              133,332   Anthracite Capital, Inc. 10% Series B                           3,316,633
Trusts                              246,200   Koger Equity, Inc. 8.50%                                        6,499,680
                                                                                                           ------------
                                                                                                              9,816,313     1.52%
                                                                                                           ------------
                                              TOTAL PREFERRED STOCK
                                              (Cost $8,729,141)                                               9,816,313
                                                                                                           ------------
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 80.32%
Assisted Living Facilities           25,571   CareMatrix Corp.(a)(b)                                                 --     0.00%
                                                                                                           ------------
Diversified Financial Services      774,000   Guoco Group Ltd.(Hong Kong)                                     5,456,888
                                     22,223   Imperial Credit Industries, Inc. Warrants(a)(b)                        --
                                                                                                           ------------
                                                                                                              5,456,888     0.84%
                                                                                                           ------------
Homebuilders                        394,544   Avatar Holdings, Inc.(a)                                       12,885,807
                                    273,040   Brookfield Homes Corp.                                          5,911,316
                                                                                                           ------------
                                                                                                             18,797,123     2.91%
                                                                                                           ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2003

                                                                                                               VALUE         % OF
                                 SHARES       ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Hotels & Motels                      44,958   Lodgian, Inc. Class A Warrants (a) (b)                       $    107,225
                                      8,966   Lodgian, Inc. Class B Warrants (a) (b)                             25,338
                                                                                                           ------------
                                                                                                                132,563     0.02%
                                                                                                           ------------
Manufactured Housing                253,800   Butler Manufacturing Co.                                        4,504,950
                                    171,900   Cavalier Homes, Inc. (a)                                          505,386
                                     85,600   Coachmen Industries, Inc.                                       1,334,504
                                    734,056   Modtech Holdings, Inc. (a) (c)                                  5,747,658
                                                                                                           ------------
                                                                                                             12,092,498     1.87%
                                                                                                           ------------
Natural Resources                    85,200   Deltic Timber Corp.                                             2,439,276     0.38%
                                                                                                           ------------
Real Estate Investment              163,800   Acadia Realty Trust                                             1,857,492
Trusts                            1,026,300   American Financial Realty Trust                                15,599,760
                                    379,798   American Land Lease, Inc. (c)                                   6,912,323
                                    103,000   Anthracite Capital, Inc.                                        1,049,570
                                     31,000   Atlantic Realty Trust, Inc.                                       383,625
                                    175,000   First Potomac Realty Trust (a)                                  2,831,500
                                    122,500   Koger Equity, Inc.                                              2,372,825
                                    575,400   One Liberty Properties, Inc. (c)                               10,506,804
                                    521,200   Prime Group Realty Trust (a)                                    3,241,864
                                    563,602   ProLogis                                                       16,648,803
                                    605,700   PS Business Parks, Inc.                                        22,834,890
                                     63,000   Public Storage, Inc.                                            2,520,000
                                    255,800   RAIT Investment Trust                                           5,975,488
                                    464,600   Vornado Realty Trust                                           23,485,530
                                                                                                           ------------
                                                                                                            116,220,474     17.96%
                                                                                                           ------------
Real Estate Management              294,800   Jones Lang LaSalle, Inc. (a)                                    5,615,940
                                  1,485,900   Trammell Crow Co. (a)                                          20,223,099
                                                                                                           ------------
                                                                                                             25,839,039     3.99%
                                                                                                           ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2003

                                                                                                               VALUE         % OF
                                 SHARES       ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate Operating             1,716,552   British Land Co. PLC (United Kingdom)                        $ 15,067,056
Companies                         2,051,700   Brookfield Properties Corp.                                    52,400,418
                                    736,950   Canary Wharf Group PLC (United Kingdom) (a)                     2,929,466
                                  1,819,600   Catellus Development Corp.                                     40,522,492
                                    510,000   Consolidated-Tomoka Land Co.(c)                                15,101,100
                                  1,373,300   Forest City Enterprises, Inc. Class A                          60,850,923
                                  1,454,200   LNR Property Corp.(c)                                          59,476,780
                                    304,980   Tejon Ranch Co.(a)                                             11,988,764
                                  1,469,300   The St. Joe Co.                                                48,545,672
                                    100,000   The St. Joe Co.(b)                                              3,221,400
                                    827,550   Wellsford Real Properties, Inc.(a)(c)                          14,531,778
                                                                                                           ------------
                                                                                                            324,635,849     50.18%
                                                                                                           ------------
Retail                              106,755   Frank's Nursery & Crafts, Inc.(a)                                 112,093
                                  1,467,391   Frank's Nursery & Crafts, Inc. Warrants(a)(b)                     884,837
                                    500,000   Kmart Holding Corp.(a)(b)                                      13,770,250
                                                                                                           ------------
                                                                                                             14,767,180     2.28%
                                                                                                           ------------
                                              TOTAL COMMON STOCKS AND WARRANTS
                                              (Cost $425,234,912)                                           520,380,890
                                                                                                           ------------

                                 NOTIONAL
                                 AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.06%
Foreign Currency                  3,400,000   Great Britain Pounds, Strike 1.53GBP, expires 02/10/04                500
Put Options                       3,800,000   Great Britain Pounds, Strike 1.52GBP, expires 04/29/04              5,001
                                                                                                           ------------
                                                                                                                  5,501     0.00%
                                                                                                           ------------
Call Option                                   Kmart Holding Corp., Strike $13, expires 05/06/05 (b)             347,226     0.06%
                                              (option to purchase 22,951 shares of Kmart Holding Corp.)    ------------

                                              TOTAL OTHER INVESTMENTS
                                              (Cost $149,640)                                                   352,727
                                                                                                           ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2003

                                 PRINCIPAL                                                                     VALUE         % OF
                                 AMOUNT ($)   ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 8.65%
U.S. Treasury Bills              38,000,000   U.S. Treasury Bill 0.92%+, due 11/20/03                      $ 37,981,829
                                 18,000,000   U.S. Treasury Bill 0.94%+, due 12/26/03 (d)                    17,975,330
                                                                                                           ------------
                                                                                                             55,957,159     8.65%
                                                                                                           ------------
                                              TOTAL SHORT TERM INVESTMENTS
                                              (Cost $55,956,588)                                             55,957,159
                                                                                                           ------------
                                              TOTAL INVESTMENT PORTFOLIO - 93.10%
                                              (Cost $505,303,150)                                           602,317,038
                                                                                                           ------------
                                              CASH & OTHER ASSETS LESS
                                              LIABILITIES - 6.90%                                            44,661,653
                                                                                                           ------------
                                              NET ASSETS - 100.00%                                         $646,978,691
                                              (Applicable to 32,072,703                                    ============
                                              shares outstanding)

Notes:
(a)   Non-income producing securities.
(b)   Restricted / fair valued securities.
(c)   Affiliated  issuers-as  defined under the  Investment  Company Act of 1940
      (ownership of 5% or more of the outstanding voting securities of those issuers).
(d)   Segregated for future fund commitments.
*     Issuer in default.
+     Annualized yield at date of purchase.


The aggregate cost for federal income tax purposes is $505,499,054. The aggregate gross unrealized appreciation is $100,186,651.
The aggregate gross unrealized depreciation is $(3,368,667).


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003

ASSETS:
Investments at value (Notes 1 and 4):
   Unaffiliated issuers (identified cost of $406,295,295)           $490,040,595
   Affiliated issuers (identified cost of $99,007,855)               112,276,443
                                                                    ------------
      Total investments (identified cost of $505,303,150)            602,317,038
Cash                                                                  34,551,088
Receivable for fund shares sold                                        5,569,040
Dividends and interest receivable                                      7,689,573
Other receivables                                                        100,000
Other assets                                                              44,388
                                                                    ------------
      Total assets                                                   650,271,127
                                                                    ------------

LIABILITIES:
Payable for fund shares redeemed                                         657,062
Payable for securities purchased                                       1,846,952
Payable to investment adviser                                            476,375
Accounts payable and accrued expenses                                    150,323
Other liabilities                                                        100,000
Payable for service fees (Note 3)                                         61,724
Commitments (Note 6)                                                          --
                                                                    ------------
      Total liabilities                                                3,292,436
                                                                    ------------
      Net assets                                                    $646,978,691
                                                                    ============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
   32,072,703 shares outstanding                                    $533,654,060
Accumulated undistributed net investment income                       13,047,529
Accumulated undistributed net realized gains from
   investment transactions                                             3,263,214
Net unrealized appreciation of investments and translation
   of foreign currency denominated assets and liabilities             97,013,888
                                                                    ------------
      Net assets applicable to capital shares outstanding           $646,978,691
                                                                    ============
Net asset value, offering and redemption price per share                  $20.17
                                                                          ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME:
   Interest                                                        $  2,256,595
   Dividends-unaffiliated issuers (net of foreign
      withholding tax of $122,589)                                   16,663,989
   Dividends-affiliated issuers                                       1,032,937
   Other income                                                         251,552
                                                                   ------------
      Total investment income                                        20,205,073
                                                                   ------------

EXPENSES:
   Investment advisory fees (Note 3)                                  3,876,188
   Service fees (Note 3)                                                434,435
   Transfer agent fees                                                  174,386
   Reports to shareholders                                              146,164
   Administration fees (Note 3)                                         140,642
   Custodian fees                                                        85,422
   Accounting services                                                   76,619
   Directors' fees and expenses                                          66,732
   Registration and filing fees                                          50,829
   Auditing and tax consulting fees                                      33,850
   Miscellaneous expenses                                                14,226
   Legal fees                                                            10,000
   Insurance expenses                                                     4,022
                                                                   ------------
      Total operating expenses                                        5,113,515
                                                                   ------------
      Net investment income                                          15,091,558
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains on investments-unaffiliated issuers             2,615,236
   Net realized gains on investments-affiliated issuers                 103,229
   Net realized losses on foreign currency transactions                 (52,565)
   Net change in unrealized appreciation on investments             105,524,088
                                                                   ------------
      Net realized and unrealized gains on investments              108,189,988
                                                                   ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $123,281,546
                                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR       FOR THE YEAR
                                                                               ENDED              ENDED
                                                                         OCTOBER 31, 2003   OCTOBER 31, 2002
                                                                         ----------------   ----------------
OPERATIONS:
   Net investment income                                                   $ 15,091,558       $  1,898,821
   Net realized gains on investments-unaffiliated issuers                     2,615,236          6,784,187
   Net realized gains (losses) on investments-affiliated issuers                103,229                 --
   Net realized losses on foreign currency transactions                         (52,565)               (13)
   Net change in unrealized appreciation (depreciation) on investments      105,524,088        (11,445,191)
                                                                           ------------       ------------
   Net increase (decrease) in net assets resulting from operations          123,281,546         (2,762,196)
                                                                           ------------       ------------

DISTRIBUTIONS:
   Dividends to shareholders from net investment income                      (3,717,284)        (1,529,455)
   Distributions to shareholders from net realized gains on investments      (6,384,488)        (1,610,560)
                                                                           ------------       ------------
                                                                            (10,101,772)        (3,140,015)
                                                                           ------------       ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                             287,760,616        317,354,866
   Net asset value of shares issued in reinvestment of
      dividends and distributions                                             9,737,679          2,987,146
   Redemption fees*                                                             433,683            586,757
   Cost of shares redeemed*                                                 (96,130,489)       (80,265,317)
                                                                           ------------       ------------
   Net increase in net assets resulting from capital
      share transactions                                                    201,801,489        240,663,452
                                                                           ------------       ------------
   Net increase in net assets                                               314,981,263        234,761,241
   Net assets at beginning of period                                        331,997,428         97,236,187
                                                                           ------------       ------------
   Net assets at end of period
      (including undistributed net investment income of
      $13,047,529 and $2,109,453, respectively)                            $646,978,691       $331,997,428
                                                                           ============       ============

* Prior year amounts have been reclassified to conform to current presentation.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                                             YEARS ENDED OCTOBER 31,
                                                         --------------------------------------------------------------
                                                          2003          2002          2001          2000          1999
                                                         ------        ------        ------        ------        ------
Net Asset Value, Beginning of Period                     $15.73        $15.04        $13.64        $11.09        $10.28
                                                         ------        ------        ------        ------        ------
Income from Investment Operations:
   Net investment income                                   0.50          0.06          0.18          0.36          0.20
   Net gain on securities (both realized
      and unrealized)                                      4.42          1.02          1.78          2.50          0.71
                                                         ------        ------        ------        ------        ------
   Total from Investment Operations                        4.92          1.08          1.96          2.86          0.91
                                                         ------        ------        ------        ------        ------
Less Distributions:
   Dividends from net investment income                   (0.18)        (0.19)        (0.27)        (0.25)        (0.10)
   Distributions from realized gains                      (0.30)        (0.20)        (0.29)        (0.06)           --
                                                         ------        ------        ------        ------        ------
   Total Distributions                                    (0.48)        (0.39)        (0.56)        (0.31)        (0.10)
                                                         ------        ------        ------        ------        ------
Net Asset Value, End of Period                           $20.17        $15.73        $15.04        $13.64        $11.09
                                                         ======        ======        ======        ======        ======
Total Return                                              32.15%         7.17%        14.91%        26.51%         8.86%
Ratios/Supplemental Data:
   Net Assets, End of period (in thousands)            $646,979      $331,997      $ 97,236      $ 23,965      $  8,312
   Ratio of Expenses to Average Net Assets
      Before expense reimbursement / recovery              1.19%         1.22%         1.66%         2.58%         5.38%
      After expense reimbursement / recovery                N/A          1.41%         1.50%         1.50%         1.87%
   Ratio of Net Investment Income (Loss) to Average
      Net Assets
      Before expense reimbursement / recovery              3.51%         0.93%         2.64%         2.81%        (0.31%)
      After expense reimbursement / recovery                N/A          0.74%         2.79%         3.89%         3.20%
   Portfolio Turnover Rate                                   11%           21%           20%           23%            5%

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                     | 39 |
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                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                         PORTFOLIO MANAGEMENT DISCUSSION

At October 31, 2003, the audited net asset value per share attributable to each of the 7,210,930 common shares outstanding of the Third Avenue International Value Fund ("TAVIX," "Third Avenue International Value," or the "Fund") was $13.49. This compares with an audited net asset value at October 31, 2002 of $9.65 per share, adjusted for a subsequent distribution.

Below, the investment team outlines notable developments in the Portfolio during the fiscal year ended October 31, 2003.

Q:    HOW DID THIRD AVENUE INTERNATIONAL VALUE FUND PERFORM?

A:    The Portfolio returned 39.84% during the twelve-month period ended October
31, 2003. The Morgan Stanley All Country World Free ex USA Index returned 30.40% during the same time period.*

Q:    WHAT SECTORS MOST AFFECTED THE FUND'S PERFORMANCE?

A: The Fund's performance was driven by many of its holdings in Financial Services, Securities Brokerage, Transportation, IT Services, Software, Energy/Services and Agriculture. General market performance also contributed to the Fund's appreciation.

Q:    WHAT WAS YOUR INVESTMENT STRATEGY DURING THE PERIOD?

A: Third Avenue International Value Fund seeks long-term capital appreciation, by acquiring securities of well-financed companies at substantial discounts to what we believe is their true value. Under normal circumstances, the Fund expects to invest at least 80% of its assets in companies located outside of the United States. This strategy remains consistent, regardless of market environment.

Q:    WHAT IS THE FUND INVESTING IN NOW?

A: As of October 31, 2003, the Fund's largest industry categories were Transportation, Insurance, Securities Brokerage, Forest Products & Paper and Energy/Services. The top 5 industry categories represented approximately 37% of the Fund's total net assets. The Fund had investments in Europe, Asia, Canada and South America.

Q:    WHAT IS YOUR OUTLOOK?

A: A majority of the common stocks held in the Fund are issues of companies with ultra-strong balance sheets where the issue was acquired at prices that represent a substantial discount from readily ascertainable net asset value. These common stocks will have substantial appreciation potential if managements can keep growing net asset values, even if such growth comes from sources other than having operating income or cash flow.

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS THE OPINIONS OF THE INVESTMENT TEAM AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS, THE PORTFOLIO'S PERFORMANCE, AND THE INVESTMENT TEAM'S VIEWS ARE AS OF OCTOBER 31, 2003, AND ARE SUBJECT TO CHANGE.

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The Fund's  performance  may be  influenced  by a foreign  country's  political, social, and economic situation. Other risks include currency fluctuations, political uncertainty, less liquidity, lack of efficient trading markets, and different auditing and legal standards. These risks may result in more volatility for the Fund. These and other risks are described more fully in the Fund's prospectus.

*Third  Avenue   International  Value  Fund's  one  year,  and  since  inception
 (12/31/2001) average annual returns for the period ending September 30, 2003 are 36.31%, and 14.96%, respectively. The Morgan Stanley Capital International All Country World Free ex USA Index was 29.04%, and 1.72%, respectively. All return figures include reinvestment of dividends and interest and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares.

Third Avenue International Value Fund IS OFFERED BY PROSPECTUS ONLY. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Please read the prospectus carefully before you send money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. M.J. Whitman LLC Distributor. 12/29/03

If you should have any questions, or for updated information or a copy of our prospectus, please call 1-800-443-1021 or go to our web site at www.thirdave.com. Current performance may be lower or higher than performance quoted.

The Morgan Stanley Capital International All Country World Free ex USA Index is an unmanaged index of common stocks and includes securities representative of the market structure of over 50 developed and emerging market countries (other than the United States) in North America, Europe, Latin America and the Asian Pacific Region. This index is not a security that can be purchased or sold, and includes the reinvestment of dividends and interest.

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                             PERFORMANCE INFORMATION
                                   (UNAUDITED)


PERFORMANCE ILLUSTRATION

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE
               INTERNATIONAL VALUE FUND AND MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD FREE EX USA INDEX.


                           Average Annual Total Return

                                                  Since Inception
                    1 Year                           (12/31/01)
                    39.84%                             18.27%


        [The table below represents a line chart in the printed report.]



                                                 Morgan Stanley Capital
                                              International All Country
                     TAVIX*                     World Free ex USA Index*
                    -------                   -------------------------
12/31/01              10000                                       10000
10/31/02               9730                                        8413
10/31/03            13606.4                                     10970.5


* Includes reinvestment of dividends.

As with all mutual funds, past performance does not indicate future results. The returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT OCTOBER 31, 2003

                                 PRINCIPAL                                                                     VALUE         % OF
                                 AMOUNT ($)   ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 2.06%
U.S. Treasury Note                2,000,000   U.S. Treasury Note 3.00%, due 11/30/03                       $  2,003,516     2.06%
                                                                                                           ------------
                                              TOTAL U.S. GOVERNMENT OBLIGATIONS
                                              (Cost $2,002,509)                                               2,003,516
                                                                                                           ------------

                                     SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 78.73%
Advertising                         100,000   Asatsu-DK, Inc. (Japan)                                         2,387,775     2.45%
                                                                                                           ------------
Agriculture                         100,000   Agrium, Inc. (Canada)                                           1,537,000
                                     97,400   Cresud SACIFYA ADR (Argentina)(a)                               1,265,226
                                  3,550,000   Del Monte Pacific, Ltd. (Singapore)                             1,060,347
                                                                                                           ------------
                                                                                                              3,862,573     3.97%
                                                                                                           ------------
Building & Construction              35,000   Fomento de Construcciones y Contratas S.A. (Spain)              1,141,724
Products/Services                     7,500   Imerys S.A. (France)                                            1,438,636
                                     88,000   Makita Corp. (Japan)                                              872,516
                                                                                                           ------------
                                                                                                              3,452,876     3.55%
                                                                                                           ------------
Business Development                485,000   JZ Equity Partners PLC (United Kingdom)                         1,049,356     1.08%
& Investment Companies                                                                                     ------------

Corporate Services                4,281,000   Boardroom, Ltd. (Singapore)                                     1,143,443     1.18%
                                                                                                           ------------
Diversified Operations              250,000   Hutchison Whampoa, Ltd. (Hong Kong)                             1,939,622     1.99%
                                                                                                           ------------
Energy/Coal                          65,000   Fording Canadian Coal Trust (Canada)                            1,682,200
                                    398,100   Westshore Terminals Income Fund (Canada)                        2,008,562
                                                                                                           ------------
                                                                                                              3,690,762     3.79%
                                                                                                           ------------
Energy/Services                     166,100   Farstad Shipping ASA (Norway)                                   1,256,547
                                     50,000   Compagnie Generale de Geophyisque SA (France) (a)               1,395,041
                                    360,000   Smedvig ASA-A (Norway)                                          2,494,330
                                                                                                           ------------
                                                                                                              5,145,918     5.29%
                                                                                                           ------------
Financial Services                  250,000   Banco Latinoamericano de Exportaciones,
                                              S.A. (Panama)(a)                                                3,750,000     3.86%
                                                                                                           ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2003

                                                                                                               VALUE         % OF
                                 SHARES       ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Forest Products & Paper             330,000   Canfor Corp. (Canada)                                        $  2,178,234
                                  3,953,395   Rubicon, Ltd. (New Zealand) (a)                                 1,821,908
                                    488,500   SFK Pulp Fund (Canada)                                          2,520,258
                                                                                                           ------------
                                                                                                              6,520,400     6.70%
                                                                                                           ------------
IT Services                          42,500   Cap Gemini SA (France) (a)                                      2,141,823     2.20%
                                                                                                           ------------
Insurance                         2,525,000   BRIT Insurance Holdings PLC (United Kingdom)(a)                 3,245,749
                                        140   Millea Holdings, Inc. (Japan)                                   1,668,259
                                    285,000   Sompo Japan Insurance, Inc. (Japan)                             2,359,121
                                                                                                           ------------
                                                                                                              7,273,129     7.48%
                                                                                                           ------------
Insurance - Multi Line                4,100   E-L Financial Corp., Ltd. (Canada)                                933,204     0.96%
                                                                                                           ------------
Investment Companies                 71,900   Dundee Precious Metals, Inc. Class A (Canada)(a)                1,646,886
                                    300,000   Guoco Group, Ltd. (Hong Kong)                                   2,115,073
                                    135,000   Investor AB Class A (Sweden)                                    1,185,449
                                        400   Pargesa Holding AG (Switzerland)                                  913,611
                                                                                                           ------------
                                                                                                              5,861,019     6.03%
                                                                                                           ------------
Metals & Mining                     181,100   Noranda, Inc. (Canada)                                          2,247,451     2.31%
                                                                                                           ------------
Other Financial                     105,000   Oslo Bors Holding ASA (Norway)                                  2,598,260     2.67%
                                                                                                           ------------
Publishing                          175,000   Boosey & Hawkes PLC (United Kingdom)(a)                           638,480     0.66%
                                                                                                           ------------
Securities Brokerage             14,000,000   Hotung Investment Holdings, Ltd. (Singapore)(a)                 1,960,000
                                    610,300   Ichiyoshi Securities Co., Ltd. (Japan)                          3,025,547
                                    500,000   Singer & Friedlander Group, PLC (United Kingdom)                1,789,526
                                                                                                           ------------
                                                                                                              6,775,073     6.96%
                                                                                                           ------------
Software                            425,000   GEAC Computer Corp., Ltd. (Canada)(a)                           2,231,343     2.29%
                                                                                                           ------------
Telecommunications                  906,862   Telecom Corp. of New Zealand, Ltd. (New Zealand)                2,697,004     2.77%
                                                                                                           ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2003

                                                                                                               VALUE         % OF
                                 SHARES       ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Transportation                      219,300   Ganger Rolf ASA (Norway)                                     $ 3,597,095
                                    175,000   Golar LNG, Ltd. (Norway) (a)                                   2,041,490
                                  1,001,750   Noble Group, Ltd. (Singapore)                                  1,403,994
                                  4,143,887   Tranz Rail Holdings, Ltd. (New Zealand) (a)                    3,208,289
                                                                                                           -----------
                                                                                                            10,250,868      10.54%
                                                                                                           -----------
                                              TOTAL COMMON STOCKS
                                              (Cost $57,069,929)                                            76,590,379
                                                                                                           -----------

                                   NOTIONAL
                                  AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.00%
Foreign Currency                  1,500,000   Euros, Strike 1.03 EUR, expires 02/05/04                              --
Put Options                       2,500,000   Great Britain Pounds, Strike 1.55 GBP, expires 02/05/04            1,000
                                  2,000,000   Japanese Yen, Strike 123 JPY, expires 02/05/04                        --
                                                                                                           -----------
                                                                                                                 1,000      0.00%
                                              TOTAL OTHER INVESTMENTS                                      -----------
                                              (Cost $142,217)                                                    1,000
                                                                                                           -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                     [LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT OCTOBER 31, 2003

                                 PRINCIPAL                                                                     VALUE         % OF
                                 AMOUNT ($)   ISSUES                                                         (NOTE 1)     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 19.77%
Repurchase Agreements             4,248,734   Bear Stearns 1.88%, due 05/01/03 (b)                         $  4,248,734      4.36%
                                                                                                           ------------
U.S. Treasury Bill               15,000,000   U.S. Treasury Bill 0.97%+, due 11/28/03                        14,989,377     15.41%
                                                                                                           ------------
                                              TOTAL SHORT TERM INVESTMENTS
                                              (Cost $19,238,111)                                             19,238,111
                                                                                                           ------------
                                              TOTAL INVESTMENT PORTFOLIO - 100.56%
                                              (Cost $78,452,766)                                             97,833,006
                                                                                                           ------------
                                              LIABILITIES IN EXCESS OF
                                              OTHER ASSETS - (0.56%)                                           (547,695)
                                                                                                           ------------
                                              NET ASSETS - 100.00%                                         $ 97,285,311
                                              (Applicable to 7,210,930                                     ============
                                              shares outstanding)

Notes:
(a)   Non-income producing securities.
(b)   Repurchase   agreement   collateralized   by:  Federal  National  Mortgage
      Association,   par  value  $4,220,000,   matures  4/28/32,   market  value
      $4,375,462.
+     Annualized yield at date of purchase.
ADR:  American Depository Receipt.

The aggregate cost for federal income tax purposes is $80,666,218. The aggregate gross unrealized appreciation is $18,060,766.
The aggregate gross unrealized depreciation is $(893,978).

Country Concentration

                    % of
                 Net Assets
                 ----------
United States*     21.83
Canada             17.46
Norway             12.32
Japan              10.60
New Zealand         7.94
United Kingdom      6.91
Singapore           5.72
France              5.11
Hong Kong           4.17
Panama              3.86
Argentina           1.30
Sweden              1.22
Spain               1.18
Switzerland         0.94
                  ------
Total             100.56

* Comprised of cash and cash equivalents.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003

ASSETS:
Investments at value (Notes 1 and 4):
   Unaffiliated issuers (identified cost of $78,452,766)            $97,833,006
Receivable for fund shares sold                                       1,374,965
Dividends and interest receivable                                        74,710
Other assets                                                              1,746
                                                                    -----------
       Total assets                                                  99,284,427
                                                                    -----------

LIABILITIES:
Payable for fund shares redeemed                                         98,239
Payable for securities purchased                                      1,763,842
Payable to investment adviser                                            39,187
Payable for service fees (Note 3)                                         6,500
Accounts payable and accrued expenses                                    91,348

Commitments (Note 6)                                                         --
                                                                    -----------
       Total liabilities                                              1,999,116
                                                                    -----------
       Net assets                                                   $97,285,311
                                                                    ===========

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
   7,210,930 shares outstanding                                     $79,055,071
Accumulated undistributed net investment income                           3,868
Accumulated undistributed net realized losses from
   investment transactions                                           (1,153,790)
Net unrealized appreciation of investments and translation
   of foreign currency denominated assets and liabilities            19,380,162
                                                                    -----------
      Net assets applicable to capital shares outstanding           $97,285,311
                                                                    ===========
Net asset value, offering and redemption price per share                 $13.49
                                                                         ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME:
   Interest                                                         $   114,776
   Dividends (net of foreign withholding tax of $123,706)               913,994
   Other income                                                             719
                                                                    -----------
      Total investment income                                         1,029,489
                                                                    -----------

EXPENSES:
   Investment advisory fees (Note 3)                                    565,949
   Administration fees (Note 3)                                         106,079
   Directors' fees and expenses                                          63,001
   Accounting services                                                   54,074
   Custodian fees                                                        42,198
   Auditing and tax consulting fees                                      36,845
   Transfer agent fees                                                   34,460
   Registration fees                                                     31,296
   Service fees (Note 3)                                                 28,964
   Reports to shareholders                                               25,696
   Legal fees                                                            10,000
   Insurance expense                                                      1,910
   Miscellaneous expenses                                                 1,474
                                                                    -----------
      Total operating expenses                                        1,001,946
                                                                    -----------
   Expenses waived and reimbursed (Note 3)                             (209,618)
                                                                    -----------
      Net expenses                                                      792,328
                                                                    -----------
      Net investment income                                             237,161
                                                                    -----------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS:
   Net realized loss on investments                                  (1,132,013)
   Net realized losses on foreign currency transactions                 (85,021)
   Net change in unrealized appreciation on investments              20,232,175
   Net change in unrealized depreciation on translation of other
      assets and liabilities denominated in foreign currency               (188)
                                                                    -----------
      Net realized and unrealized gains on investments               19,014,953
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $19,252,114
                                                                    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE YEAR      FOR THE PERIOD
                                                                                ENDED              ENDED
                                                                          OCTOBER 31, 2003   OCTOBER 31, 2002*
                                                                          ----------------   -----------------
OPERATIONS:
   Net investment income                                                    $   237,161         $    38,306
   Net realized gains (losses) on investments                                (1,132,013)                 --
   Net realized losses on foreign currency transactions                         (85,021)             (1,083)
   Net change in unrealized appreciation (depreciation) on investments       20,232,175            (851,935)
   Net change in unrealized appreciation (depreciation) on translation
      of other assets and liabilities denominated in foreign currency              (188)                110
                                                                            -----------         -----------
   Net increase (decrease) in net assets resulting from operations           19,252,114            (814,602)
                                                                            -----------         -----------

DISTRIBUTIONS:
   Dividends to shareholders from net investment income                        (208,588)                 --
                                                                            -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                              60,445,133          26,325,840
   Net asset value of shares issued in reinvestment of
      dividends and distributions                                               203,919                  --
   Redemption fees#                                                              75,597              38,402
   Cost of shares redeemed#                                                  (5,518,577)         (2,513,927)
                                                                            -----------         -----------
   Net increase in net assets resulting from capital
      share transactions                                                     55,206,072          23,850,315
                                                                            -----------         -----------
   Net increase in net assets                                                74,249,598          23,035,713
   Net assets at beginning of period                                         23,035,713                  --
                                                                            -----------         -----------
   Net assets at end of period
     (including undistributed net investment income of
     $3,868 and $38,539, respectively)                                      $97,285,311         $23,035,713
                                                                            ===========         ===========

*  The fund commenced investment operations December 31, 2001.
#  Prior  period   amounts  have  been   reclassified   to  conform  to  current
   presentation.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING  THROUGHOUT THE PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                   FOR THE YEAR  FOR THE PERIOD
                                                       ENDED         ENDED
                                                    OCTOBER 31,    OCTOBER 31,
                                                        2003          2002*
                                                   ------------  --------------
Net Asset Value, Beginning of Period                   $ 9.73        $10.00
                                                       ------        ------
Income (loss) from Investment Operations:
   Net investment income                                 0.08          0.02
   Net gain (loss) on securities (both realized
      and unrealized)                                    3.76         (0.29)
                                                       ------        ------
   Total from Investment Operations                      3.84         (0.27)
                                                       ------        ------
Less Distributions:
   Dividends from net investment income                 (0.08)           --
                                                       ------        ------
   Total Distributions                                  (0.08)           --
                                                       ------        ------
Net Asset Value, End of Period                         $13.49        $ 9.73
                                                       ======        ======
Total Return                                            39.84%       (2.70%)(1)

Ratios/Supplemental Data:
   Net Assets, End of period (in thousands)            $97,285       $23,036
   Ratio of Expenses to Average Net Assets
      Before expense reimbursement                       2.21%         4.30%(2)
      After expense reimbursement                        1.75%         1.75%(2)
   Ratio of Net Investment Income (Loss) to
    Average Net Assets
      Before expense reimbursement                       0.06%        (2.20%)(2)
      After expense reimbursement                        0.52%         0.34%(2)
   Portfolio Turnover Rate                                  4%            0%(1)

(1) Not Annualized
(2) Annualized
*   The Fund commenced investment operations on December 31, 2001.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                               THIRD AVENUE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2003

1.   SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of four separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (each a "Fund" and, collectively, the "Funds"). At the close of business on March 31, 1997, shareholders of Third Avenue Value Fund, Inc., a Maryland corporation which was incorporated on November 27, 1989 and began operations on October 9, 1990, became shareholders of Third Avenue Value Fund. Third Avenue Small-Cap Value Fund commenced investment operations on April 1, 1997. Third Avenue Real Estate Value Fund commenced investment operations on September 17, 1998. The Third Avenue International Value Fund commenced investment operations on December 31, 2001. The Funds seek to achieve their investment objectives of long-term capital appreciation by adhering to a strict value discipline when selecting securities. While the Funds pursue a capital appreciation objective, each Fund has a distinct investment approach.

The Third Avenue Value Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the Adviser believes is their true value. The Fund also seeks to acquire senior securities, such as preferred stocks, and debt instruments (including high-yield securities) that the Adviser believes are undervalued.

The Third Avenue Small-Cap Value Fund seeks to achieve its objective by acquiring equity securities, including common stocks and convertible securities, of well-financed small companies at a substantial discount to what the Adviser believes is their true value. Under normal circumstances, the Fund expects to invest at least 80% of its assets in equity securities of companies that are considered small. The Fund considers a "small company" to be one whose market capitalization is no greater than nor less than the range of capitalizations of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time of investment.

The Third Avenue Real Estate Value Fund, under normal circumstances, seeks to achieve its objective by investing at least 80% of its assets in securities of real estate and real estate-related companies, or in companies which own significant real estate at the time of investment ("real estate companies"). These securities will primarily be equity securities (which may include both common and preferred stocks) of well-financed real estate companies. The Fund seeks to acquire these securities at a substantial discount to what the Adviser believes is their true value. The Fund may also invest a portion of its assets in debt securities (which may include high-yield and mortgage-backed securities) in real estate companies that the Adviser believes have above average yield potential.

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                                     | 51 |
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                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2003

The Third Avenue International Value Fund seeks to achieve its objective by primarily acquiring equity securities of well-financed companies located outside of the United States. While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries, and under normal circumstances, at least 80% of its assets will be invested in securities of issuers located outside of the United States at the time of investment.

ACCOUNTING POLICIES:

The  policies  described  below are  followed  consistently  by the Funds in the
preparation  of  their  financial   statements  in  conformity  with  accounting
principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Securities traded on a principal stock exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held by a Fund on that day, based on the value determined on that day.

The Funds may invest up to 15% of their total assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Board of Trustees of the Funds, although actual evaluations may be made by personnel acting under procedures established by the Board of Trustees. At October 31, 2003, such securities had a total fair value of $264,365,411 or 8.76% of net assets of Third Avenue Value Fund, $18,183,584 or 3.36% of net assets of Third
Avenue Small-Cap Value Fund and $34,166,225 or 5.28% of net assets of Third Avenue Real Estate Value Fund. Among the factors considered by the Board of Trustees in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Fund's cost at the date of purchase, a percentage of the Fund's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities and such differences may be mate-

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                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2003

rial.   Restricted  securities  often  have  costs  associated  with  subsequent registration. The restricted securities currently held by the Funds are not expected to incur any future registration costs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Payments received from certain investments in the Third Avenue Real Estate Value Fund may be comprised of dividends and return of capital. The payments may initially be recorded as dividend income and may subsequently be reclassified as a return of capital upon receipt of information from the issuer. Realized gains and losses from securities transactions are reported on an identified cost basis.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

     o INVESTMENTS: At the prevailing rates of exchange on the valuation date.

     o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, swap contracts, option contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.


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                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2003

Pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

FOREIGN CURRENCY SWAP CONTRACTS:

Third Avenue Value Fund has entered into a foreign currency swap to exchange Japanese yen for U.S. dollars. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The swap is used to hedge the Fund's exposure to Japanese yen denominated securities and the Japanese market. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Foreign currency swap contracts are valued based on quotes received from one or more brokers or dealers of such investments. Fluctuations in the value of open swap contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon termination or reset of the contract.

At October 31, 2003, the Third Avenue Value Fund had an outstanding foreign currency swap contract with Bear Stearns Bank plc ("Bear Stearns") that commits the Fund to pay 21.754 billion Japanese yen in exchange for 200 million U.S. dollars, due to terminate on April 30,2004. The Fund will pay 0.08% on the Japanese yen and Bear Stearns will pay 1.22% on the U.S. dollars.

FOREIGN CURRENCY OPTION CONTRACTS:

An option  contract  gives the buyer the right,  but not the  obligation  to buy
(call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The use of foreign currency put option strategies provide the Funds with protection against a rally in the U.S. dollar versus the foreign currency while retaining the benefits (net of option cost) of appreciation in foreign currency on equity holdings. Foreign currency option contracts are valued based on quotes received from one or more brokers or dealers of such investments.

LOANS OF PORTFOLIO SECURITIES:

The Funds loaned securities during the period to certain brokers, with the Funds' custodian acting as lending agent. Upon such loans, the Funds receive collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees, which are included in other income in the Statements of Operations. On a daily basis, the Funds monitor the market value of securities loaned and maintain collateral against the securities loaned in an amount not less than the value of the securities loaned. The Funds may receive collateral in the form of cash or other eligible securities. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned secu rities. At October 31, 2003 the Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Fund did not have any loaned securities.

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                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2003

During the year ended October 31, 2003, the following Funds had securities lending income included in other income totaling:

            FUND
            ----
            Third Avenue Value Fund                          $38,491
            Third Avenue Small-Cap Value Fund                  1,501
            Third Avenue Real Estate Value Fund                  388
            Third Avenue International Value Fund                722

REPURCHASE AGREEMENTS:

The Funds may invest excess cash in repurchase agreements whereby the Funds purchase investments, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. Provisions in the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment. Temporary differences do not require reclassification.

For the year ended October 31, 2003, permanent differences were reclassified as shown below:

                                                             INCREASE (DECREASE)
                                                                TO ACCUMULATED
                                                              UNDISTRIBUTED NET
                                       INCREASE (DECREASE)      REALIZED GAIN
                                         TO ACCUMULATED           (LOSS) ON
                                        UNDISTRIBUTED NET      INVESTMENTS AND
                                        INVESTMENT INCOME      FOREIGN CURRENCY
                                       ------------------    ------------------
Third Avenue Value Fund                   (31,232,908)            31,232,908
Third Avenue Small-Cap Value Fund             122,178               (122,178)
Third Avenue Real Estate Value Fund          (436,198)               436,198
Third Avenue International Value Fund         (63,244)                63,244

The primary reasons for such reclassifications are foreign currency gain (loss), market discount and premium and REIT distributions.

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                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2003

FEDERAL INCOME TAXES:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

EXPENSE ALLOCATION:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are allocated using the ratio of each Fund's net assets relative to the total net assets of the Trust, unless otherwise specified.

TRUSTEES FEES:

The Trust does not pay any fees to its officers for their services as such, but does pay Trustees who are not affiliated with the Investment Adviser a fee of $1,500 per Fund for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at Board meetings. The Trust also pays non-interested Trustees an annual stipend of $2,000 per Fund in January of each year for the previous year's service. The Trustees on the Audit Committee receive $800 for each audit committee meeting they attend.

2.   SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:

The aggregate cost of purchases, and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act of 1940, as amended, as ownership of 5% or more of the outstanding common stock of the issuer) for the year ended October 31, 2003 were as follows:

                                                PURCHASES         SALES
                                               ------------    ------------
     Third Avenue Value Fund:
        Affiliated                             $         --    $    449,203
        Unaffiliated                            253,682,766     393,543,204
     Third Avenue Small-Cap Value Fund:
        Affiliated                                  922,271       3,439,493
        Unaffiliated                             92,439,192      84,469,264
     Third Avenue Real Estate Value Fund:
        Affiliated                               33,070,840         541,437
        Unaffiliated                            154,800,440      41,258,921
     Third Avenue International Value Fund:
        Unaffiliated                             41,403,612       1,434,273

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                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2003

3.   INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENT

Each Fund has an Investment Advisory Agreement with Third Avenue Management LLC (the "Adviser") for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of the Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, and 1/12 of 1.25% (an annual fee of 1.25%) of the total average daily net assets of the Third Avenue International Value Fund. Additionally, under the terms of the Investment Advisory Agreements, the Adviser pays certain expenses on behalf of the Funds, which are reimbursable by the Funds, including salaries of non-officer employees and other miscellaneous expenses. Amounts reimbursed with respect to non-officer salaries are included under the caption Administration fees. At October 31, 2003, Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund had payables to affiliates of $269,066, $58,588, $70,542 and $14,772, respectively, for reimbursement of expenses paid by such affiliates. Under current arrangements for the Third Avenue Value Fund, and Third Avenue Small-Cap Value Fund, whenever, in any fiscal year, the Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, exceeds 1.90% of the first $100 million of the Funds average daily net assets, and 1.50% of average daily net assets in excess of $100 million, the Adviser is obligated to reimburse the Fund in an amount equal to that excess. Effective October 15, 1999, whenever, in any fiscal year, Third Avenue Real Estate Value Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and taxes, exceeds 1.50% of the Fund's average daily net assets, the Adviser is obligated to reimburse the Fund in an amount equal to that excess. Prior to this date, the Adviser was obligated to reimburse Third Avenue Real Estate Value Fund per the agreement stated above for the Third Avenue Value Fund and Third Avenue Small-Cap Value Fund. Under current arrangements for the Third Avenue
International Value Fund, whenever, in any fiscal year, the Fund's normal operating expenses exceed 1.75% of the Fund's average daily net assets, the Adviser is obligated to reimburse the Third Avenue International Value Fund in an amount equal to the excess. For each of the Funds such waived and reimbursed expenses may be paid to the Adviser during the following three year period to the extent that the payment of such expenses would not cause the Funds to exceed the preceding limitations. No expense reimbursement was required for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund or Third Avenue Real Estate Value Fund for the year ended October 31, 2003. The Adviser waived fees of $209,618 for Third Avenue International Value Fund, for the year ended October 31, 2003.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with PFPC Inc. pursuant to which PFPC Inc. provides certain of these administrative services on behalf of the Adviser. The Adviser earns a fee from the Trust equal to $177,800 plus 50% of the difference between
(i) $188,976 plus .01% of the Fund's average net assets in excess of $1 billion and (ii) $177,800 plus $65 per permit for Blue Sky Services. The Adviser pays PFPC Inc. a sub-administration fee for sub-administration services provided to the Trust equal to $177,800 plus $65 per permit for Blue Sky Services.

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                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2003

The Trust has entered into Shareholder Servicing Agreements with certain service agents for which the service agents receive a fee based on the average daily net assets invested into the Trust by the agent's customers in an omnibus account. The Trust remits to the Adviser the portion of these fees that represent various administrative services rendered by the service agent to such customers, which the Trust would otherwise be obligated to provide at its own expense.

4.   RELATED PARTY TRANSACTIONS

BROKERAGE COMMISSIONS:

David M. Barse, the President, Chief Executive Officer ("CEO") and a Trustee of the Funds, is the President and CEO of M.J. Whitman, LLC, a registered broker-dealer and Private Debt LLC, a dealer in the trading of bank debt and other private claims. For the year ended October 31, 2003, the Funds incurred brokerage commissions, paid to related parties as follows:

FUND                                       M.J. WHITMAN LLC   PRIVATE DEBT LLC
----                                       ----------------   ----------------
Third Avenue Value Fund                       $ 1,713,970        $ 209,774
Third Avenue Small-Cap Value Fund                 330,826               --
Third Avenue Real Estate Value Fund               380,573               --
Third Avenue International Value Fund              45,465               --

INVESTMENT IN AFFILIATES:

A summary of the Funds' transactions in securities of affiliated issuers for the year ended October 31, 2003 is set forth below:

THIRD AVENUE VALUE FUND

                                         SHARES                                 SHARES                   DIVIDEND INCOME
                                        HELD AT                                HELD AT      VALUE AT      NOV. 1, 2002 -
                                        OCT. 31,      SHARES      SHARES       OCT. 31,     OCT. 31,         OCT. 31,
NAME OF ISSUER:                           2002      PURCHASED      SOLD          2003         2003             2003
---------------                        ---------    ---------    ---------    ---------    -----------    --------------
ACMAT Corp. Class A                      200,678           --           --      200,678    $ 2,521,519             --
Alamo Group, Inc.                        594,300           --           --      594,300      8,468,775       $142,632
American Capital Access Holdings         118,812           --           --      118,812      6,931,937             --
American Capital Access Holdings,
  Convertible Pfd.                           259           --           --          259     14,734,728             --
American Capital Access Holdings,
  Senior Convertible Pfd.                    103           --           --          103      5,889,004             --
Carver Bancorp, Inc.                     218,500           --           --      218,500      4,326,300         43,700
CGA Group, Ltd., Series C              6,045,667           --           --    6,045,667             --             --
Electro Scientific Industries, Inc.    2,055,400           --           --    2,055,400     50,480,624             --
Electroglas, Inc.                      2,874,700           --    2,874,700           --              +             --
Frank's Nursery & Crafts, Inc.         1,794,506           --           --    1,794,506      1,884,231             --
FSI International, Inc.                3,679,000           --       91,100    3,587,900     22,603,770             --
Innovative Clinical Solutions, Ltd.    1,308,740           --           --    1,308,740          9,815             --

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                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2003

THIRD AVENUE VALUE FUND (CONTINUED)

                                         SHARES                                 SHARES                   DIVIDEND INCOME
                                        HELD AT                                HELD AT      VALUE AT      NOV. 1, 2002 -
                                        OCT. 31,      SHARES      SHARES       OCT. 31,     OCT. 31,         OCT. 31,
NAME OF ISSUER:                           2002      PURCHASED      SOLD          2003         2003             2003
---------------                        ---------    ---------    ---------    ---------    -----------    --------------
J & J Snack Foods Corp.                  495,000           --          --       495,000    $ 17,666,550             --
KEMET Corp.                            4,458,200           --          --     4,458,200      59,071,150             --
Koger Equity Inc.                      1,352,836           --          --     1,352,836      26,204,433     $1,893,970
Lodgian, Inc.                                 --      439,629(1)       --       439,629       3,358,766             --
Lodgian, Inc. Class A Warrants                --      637,570(1)       --       637,570       1,520,604             --
Lodgian, Inc. Class B Warrants                --      127,159(1)       --       127,159         359,351             --
Quanta Services, Inc.                  4,847,600           --          --     4,847,600               +             --
Stewart Information Services Corp.     1,029,615           --     549,815       479,800               +             --
Tejon Ranch Co.                        3,420,106           --          --     3,420,106     134,444,367             --
Trammell Crow Co.                      2,150,000           --          --     2,150,000      29,261,500             --
Woronoco Bancorp, Inc.                   390,800           --          --       390,800      11,880,320        234,480
                                                                                           ------------     ----------
      Total Affiliates                                                                     $401,617,744     $2,314,782
                                                                                           ============     ==========
THIRD AVENUE SMALL-CAP VALUE FUND

                                         SHARES                                 SHARES                   DIVIDEND INCOME
                                        HELD AT                                HELD AT      VALUE AT      NOV. 1, 2002 -
                                        OCT. 31,      SHARES      SHARES       OCT. 31,     OCT. 31,         OCT. 31,
NAME OF ISSUER:                           2002      PURCHASED      SOLD          2003         2003             2003
---------------                        ---------    ---------    ---------    ---------    -----------    --------------
Advanced Power Technology, Inc.          678,000           --      10,900       667,100    $  4,889,843             --
CyberOptics Corp.                        688,000           --      43,700       644,300       6,430,114             --
KEMET Corp.                              894,900      113,700     283,600       725,000       9,606,250             --
Wellsford Real Properties, Inc.          343,000           --          --       343,000       6,023,080             --
                                                                                           ------------     ----------
      Total Affiliates                                                                     $ 26,949,287             --
                                                                                           ============     ==========
THIRD AVENUE REAL ESTATE VALUE FUND

                                         SHARES                                 SHARES                   DIVIDEND INCOME
                                        HELD AT                                HELD AT      VALUE AT      NOV. 1, 2002 -
                                        OCT. 31,      SHARES      SHARES       OCT. 31,     OCT. 31,         OCT. 31,
NAME OF ISSUER:                           2002      PURCHASED      SOLD          2003         2003             2003
---------------                        ---------    ---------    ---------    ---------    -----------    --------------
American Land Lease, Inc.                411,298           --      31,500       379,798    $  6,912,323     $  403,423
Consolidated-Tomoka Land Co.             510,000           --          --       510,000      15,101,100        107,100
LNR Property Corp.                       757,200      697,000          --     1,454,200      59,476,780         59,886
Modtech Holdings, Inc.                   520,800      213,256          --       734,056       5,747,658             --
One Liberty Properties, Inc.             350,400      225,000          --       575,400      10,506,804        462,528
Wellsford Real Properties, Inc.          827,550           --          --       827,550      14,531,778             --
                                                                                           ------------     ----------
      Total Affiliates                                                                     $112,276,443     $1,032,937
                                                                                           ============     ==========

+   As of October 31, 2003, no longer an affiliate.
(1) Increase due to exchange.

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                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2003

5.  CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value. Transactions in capital stock were as follows:

                                                     THIRD AVENUE                           THIRD AVENUE
                                                      VALUE FUND                        SMALL-CAP VALUE FUND
                                         -----------------------------------    ------------------------------------
                                              FOR THE            FOR THE             FOR THE             FOR THE
                                            YEAR ENDED         YEAR ENDED          YEAR ENDED          YEAR ENDED
                                         OCTOBER 31, 2003   OCTOBER 31, 2002    OCTOBER 31, 2003    OCTOBER 31, 2002
                                         ----------------   ----------------    ----------------    ----------------
Increase in Fund shares:
Shares outstanding at beginning
   of period                                73,509,071          69,810,990          28,585,959          19,237,069
   Shares sold                              15,619,502          18,504,636           8,727,403          16,822,784
   Shares reinvested from dividends
      and distributions                        984,677           1,507,120             278,499             383,143
   Shares redeemed                         (15,817,301)        (16,313,675)         (7,530,148)         (7,857,037)
                                           -----------         -----------         -----------         -----------
Net increase in Fund shares                    786,878           3,698,081           1,475,754           9,348,890
                                           -----------         -----------         -----------         -----------
Shares outstanding at end of period         74,295,949          73,509,071          30,061,713          28,585,959
                                           ===========         ===========         ===========         ===========

                                                    THIRD AVENUE                            THIRD AVENUE
                                               REAL ESTATE VALUE FUND                 INTERNATIONAL VALUE FUND
                                         -----------------------------------    ------------------------------------
                                              FOR THE            FOR THE             FOR THE             FOR THE
                                            YEAR ENDED         YEAR ENDED          YEAR ENDED          YEAR ENDED
                                         OCTOBER 31, 2003   OCTOBER 31, 2002    OCTOBER 31, 2003    OCTOBER 31, 2002*
                                         ----------------   ----------------    ----------------    ----------------
Increase in Fund shares:
Shares outstanding at beginning
   of period                                21,112,267           6,466,392           2,367,383                  --
   Shares sold                              15,941,608          19,446,108           5,327,303           2,617,615
   Shares reinvested from dividends
   and distributions                           619,840             191,607              21,353                  --
   Shares redeemed                          (5,601,012)         (4,991,840)           (505,109)           (250,232)
                                           -----------         -----------         -----------         -----------
Net increase in Fund shares                 10,960,436          14,645,875           4,843,547           2,367,383
                                           -----------         -----------         -----------         -----------
Shares outstanding at end of period         32,072,703          21,112,267           7,210,930           2,367,383
                                           ===========         ===========         ===========         ===========

* The Fund commenced investment operations December 31, 2001.

The Third Avenue Small-Cap Value Fund and the Third Avenue Real Estate Value Fund charge a redemption fee of 1% for shares held one year or less. The Third Avenue International Value Fund charges a redemption fee of 2% for shares held one year or less.

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                                     | 60 |
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


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                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2003

6.   COMMITMENTS AND CONTINGENCIES

Third Avenue Value Fund has committed a $1,900,000 capital investment to Insurance Partners II Equity Fund, LP of which $1,615,000 has been funded as of October 31, 2003. This commitment may be payable upon demand of Insurance Partners II Equity Fund, LP.

Third Avenue Value Fund has committed a $1,755,000 capital investment to RS Holdings of which $366,568 has been funded as of October 31, 2003. This commitment may be payable upon demand of RS Holdings.

Third Avenue Value Fund has committed $35,333,333 to Prime Acquisition of which $0 has been funded as of October 31, 2003. This commitment may be payable upon demand of Prime Acquisition.

Pursuant to the swap contract between the Third Avenue Value Fund and Bear Stearns, whenever fluctuations in the value of the contract results in a loss to the Fund of $5,000,000, the Fund is obligated to reset the contract resulting in a payment to Bear Stearns equal to the loss. Accordingly, securities valued at $45,225,045 have been segregated to meet each of the above contingencies.

Third Avenue Real Estate Value Fund has committed $17,666,667 to Prime Acquisition of which $0 has been funded as of October 31, 2003. This commitment may be payable upon demand of Prime Acquisition. Accordingly, securities valued at $17,975,330 have been segregated to meet this contingency.

As indicated in Note 3, the Adviser has waived or reimbursed certain expenses of the Third Avenue International Value Fund since its inception. To the extent that such waived or reimbursed fees and expenses can be repaid to the Adviser within a three year period without exceeding the expense cap in a given year, such amounts will be repaid. The total amount of waivers and reimbursements since the Fund's inception through October 31, 2003 subject to repayment amount to $495,946 for the Third Avenue International Value Fund.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7.   RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the dividend income and interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

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                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2003

FOREIGN CURRENCY CONTRACTS:

The Funds may enter into foreign currency swap contracts, forward foreign currency contracts and foreign currency option contracts. Such contracts are over the counter contracts negotiated between two parties. There are both market risks and credit risks associated with such contracts. Market risks are generally limited to the movement in value of the foreign currency relative to the U.S. dollar. Credit risks typically involve the risk that the counterparty to the transaction will be unable to meet the terms of the contract. Foreign currency swap contracts, forward foreign currency contracts and written options contracts may have risk which exceeds the amounts reflected on the statements of assets and liabilities.

HIGH YIELD DEBT:

Third Avenue Value Fund and Third Avenue Real Estate Value Fund currently invest in high yield lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS:

Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the Securities and Exchange Commission ("SEC").

TRADE CLAIMS:

An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims my have a lower priority in term of payment than certain other creditors in a bankruptcy proceeding.

8.   FEDERAL INCOME TAXES

For the period ended October 31, 2003, Third Avenue Small-Cap Value Fund utilized a capital loss carryforward of $2,460,905. For the period ended October 31, 2003, Third Avenue Value Fund and Third Avenue International Value Fund each had available for federal tax purposes unused capital loss carryforwards of $29,450,017 and $1,153,790, respectively, which expire in 2011. Capital loss carryforwards are available to offset future realized capital gains. To the

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                                     [LOGO]

                               THIRD AVENUE TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 2003

extent that these  carryforwards  are used to offset future capital gains, it is
possible  that  the  amount  which  is  offset  will  not  be   distributed   to
shareholders.

The tax character of distributions paid during the fiscal year ended October 31, 2003 was as follows:

                                        DISTRIBUTIONS PAID FROM:
                                       ORDINARY     NET LONG-TERM
                                        INCOME      CAPITAL GAINS
                                      ----------    -------------
Third Avenue Value Fund               31,405,891              --
Third Avenue Small-Cap Value Fund      3,981,345              --
Third Avenue Real Estate Value Fund    5,862,735       4,239,037
Third Avenue International Value Fund    208,588              --

At October 31, 2003, the tax basis components of distributable earnings were:

                                    UNDISTRIBUTED     ACCUMULATED    UNREALIZED
                                   ORDINARY INCOME  CAPITAL LOSSES  APPRECIATION
                                   ---------------  --------------  ------------
Third Avenue Value Fund               20,257,999     (29,450,017)   765,280,032
Third Avenue Small-Cap Value Fund      2,168,318         858,300    109,102,468
Third Avenue Real Estate Value Fund   15,163,887       1,342,760     96,817,984
Third Avenue International Value Fund  2,256,050      (1,153,790)    17,166,710

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to passive foreign investment company mark to market, market discount and premium, corporate actions, and partnership and REIT investments.

9.   SUBSEQUENT EVENT

The Third Avenue Value Fund will begin to impose an early redemption fee of 1% for shares purchased on or after January 1, 2004 and held for 60 days or less.

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                                     | 63 |
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


================================================================================

                         REPORT OF INDEPENDENT AUDITORS


TO THE TRUSTEES AND SHAREHOLDERS OF
THIRD AVENUE TRUST

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (constituting Third Avenue Trust, hereafter referred to as the "Fund") at October 31, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, or the application of alternative auditing procedures where confirmations were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 18, 2003

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


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                                     [LOGO]

                             MANAGEMENT OF THE TRUST

Information pertaining to the Trustees and officers of the Trust is set forth below. The fund complex includes four portfolios in the Third Avenue Trust and one portfolio in the Third Avenue Variable Series Trust. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge upon request, by calling (800) 443-1021.

INTERESTED TRUSTEES
-------------------

                           TERM OF OFFICE      POSITION(S)
                           AND LENGTH OF       HELD WITH       PRINCIPAL OCCUPATION(S)                OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS        TIME SERVED*        REGISTRANT      DURING PAST 5 YEARS                    HELD BY TRUSTEE
-------------------------- ------------------  -------------   ------------------------------------   ------------------------------
MARTIN J. WHITMAN** (79)   Trustee since 7/99  Chairman and    Chairman (3/90 to Present) Chief       Director (8/90 to Present) of
622 Third Avenue                               Trustee         Executive Officer (CEO) (3/90 to       Danielson Holding Corporation;
New York, NY                                                   9/03), President (1/91 to 5/98) of     Director (3/91 to Present) of
10017                                                          Third Avenue Trust; Chairman (7/99     Nabors Industries, Inc.,
                                                               to Present) CEO (7/99 to 9/03) of      (international oil drilling
                                                               Third Avenue Variable Series Trust;    services); Director (5/00 to
                                                               Co-Chief Investment Officer (2/03 to   12/01) of Stewart Information
                                                               Present), Chief Investment Officer     Services Corp. (title
                                                               (CIO) (1/91 to 2/03), Chairman and     insurance and real estate);
                                                               CEO (3/90 to 8/02), President (1/91    Director (8/97 to 5/01) of
                                                               to 2/98), of EQSF Advisers, Inc. and   Tejon Ranch Co. (land
                                                               its successor, Third Avenue            development and agribusiness).
                                                               Management LLC; CEO, President and
                                                               Director (10/74 to Present) of
                                                               Martin J. Whitman & Co., Inc.
                                                               (private investment company); CEO
                                                               (7/96 to 6/02) and Chairman (8/90 to
                                                               8/99) of Danielson Holding
                                                               Corporation; Chairman (1/95 to 8/02)
                                                               and CIO (10/92 to 8/02) of M.J.
                                                               Whitman Advisers, Inc.(reg.
                                                               investment adviser); Distinguished
                                                               Management Fellow (1972 to Present)
                                                               and Member of the Advisory Board
                                                               (10/94 to 6/95) of the Yale School
                                                               of Management at Yale University;
                                                               Adjunct Professor (1/01 to 12/01) of
                                                               the Columbia University Graduate
                                                               School of Business; Chartered
                                                               Financial Analyst.

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                                     [LOGO]

INTERESTED TRUSTEES
-------------------

                           TERM OF OFFICE      POSITION(S)
                           AND LENGTH OF       HELD WITH       PRINCIPAL OCCUPATION(S)                OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS        TIME SERVED*        REGISTRANT      DURING PAST 5 YEARS                    HELD BY TRUSTEE
-------------------------- ------------------  -------------   ------------------------------------   ------------------------------
DAVID M. BARSE** (41)      Trustee since 9/01  President,      President (5/98 to Present), Trustee   Director (7/96 to Present) of
622 Third Avenue                               CEO and         (9/01 to Present), CEO (9/03           Danielson Holding Corporation;
New York, NY                                   Trustee         toPresent) and Executive Vice          Director (2/01 to Present) of
10017                                                          President (4/95 to 5/98) of Third      American Capital Access
                                                               Avenue Trust; President (7/99 to       Holdings, Inc. (insurance
                                                               Present), Trustee (9/01 to Present)    company).
                                                               and CEO (9/03 to Present) of Third
                                                               Avenue Variable Series Trust; CEO
                                                               (4/03 to Present), President (2/98
                                                               to Present), Director (4/95 to
                                                               12/02) and Executive Vice President
                                                               (4/95 to 2/98) of EQSF Advisers,
                                                               Inc. and its successor, Third Avenue
                                                               Management LLC; CEO (7/99 to
                                                               Present), President (6/95 to
                                                               Present), Director (1/95 to Present)
                                                               of M.J. Whitman, Inc. and its
                                                               successor, M.J. Whitman LLC
                                                               (registered broker-dealer);
                                                               President (7/96 to 6/02) of
                                                               Danielson Holding Corp.; CEO (7/99
                                                               to 8/02), President (6/95 to 8/02),
                                                               Director (1/95 to 8/02) of M.J.
                                                               Whitman Advisers, Inc.

INDEPENDENT TRUSTEES
--------------------

JACK W. ABER (66)          Trustee since 8/02  Trustee         Professor of Finance (1972 to          Trustee, The Managers Funds
51 Columbia Street                                             Present) of Boston University School   (9 portfolios); Trustee of
Brookline, MA 02446                                            of Management. Trustee of Third        Managers AMG Funds (8
                                                               Avenue Variable Series Trust (8/02     portfolios), Managers Trust I
                                                               to Present); Trustee of Third Avenue   (1 portfolio) and Managers
                                                               Trust (8/02 to Present).               Trust II (3 portfolios);
                                                                                                      Trustee of Appleton Growth
                                                                                                      Fund.

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
INDEPENDENT TRUSTEES
--------------------

                             TERM OF OFFICE      POSITION(S)
                             AND LENGTH OF       HELD WITH       PRINCIPAL OCCUPATION(S)                OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS          TIME SERVED*        REGISTRANT      DURING PAST 5 YEARS                    HELD BY TRUSTEE
---------------------------- ------------------  -------------   ------------------------------------   ----------------------------

WILLIAM E. CHAPMAN, II (62)  Trustee since 8/02  Trustee         Trustee; President and Owner, (1998    Trustee, The Managers Funds
380 Gulf of Mexico Drive,                                        to Present) of Longboat Retirement     (9 portfolios); Trustee of
#531                                                             Planning Solutions (consulting         Managers AMG Funds (8
Longboat Key, FL 34228                                           firm); part-time employee delivering   portfolios), Managers Trust
                                                                 retirement and investment education    I (1 portfolio) and Managers
                                                                 seminars (1/00 to Present) for         Trust II (3 portfolios).
                                                                 Hewitt Associates, LLC (consulting
                                                                 firm); Trustee (5/02 to Present) of
                                                                 Bowdoin College; various roles, the
                                                                 last of which was President of the
                                                                 Retirement Plans Group (1990 to
                                                                 1998) with Kemper Funds (mutual
                                                                 funds group); investment sales,
                                                                 marketing and general management
                                                                 roles (1966 to 1990) with CIGNA
                                                                 (insurance group). Trustee of Third
                                                                 Avenue Variable Series Trust (8/02
                                                                 to Present); Trustee of Third Avenue
                                                                 Trust (8/02 to Present).


LUCINDA FRANKS (57)          Trustee since 7/99  Trustee         Journalist (1969 to Present);          N/A
64 East 86th Street                                              Special Correspondent, Talk Magazine
New York, NY                                                     (1999-2000); Trustee of Third Avenue
10028                                                            Variable Series Trust (7/99 to
                                                                 Present); Trustee of Third Avenue
                                                                 Trust (2/98 to Present).


EDWARD J. KAIER (58)         Trustee since 8/02  Trustee         Partner (1977 to Present) at           Trustee, The Managers Funds
111 N. Lowry's Lane                                              Hepburn Willcox Hamilton & Putnam      (9 portfolios), Trustee of
Rosemont, PA 19010                                               (law firm). Trustee of Third           Managers AMG Funds (8
                                                                 Avenue Variable Series Trust           portfolios), Managers Trust
                                                                 (8/02 to Present); Trustee of          I (1 portfolio) and Managers
                                                                 Third Avenue Trust (8/02 to            Trust II (3 portfolios).
                                                                 Present).


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
INDEPENDENT TRUSTEES
--------------------

                             TERM OF OFFICE      POSITION(S)
                             AND LENGTH OF       HELD WITH       PRINCIPAL OCCUPATION(S)                OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS          TIME SERVED*        REGISTRANT      DURING PAST 5 YEARS                    HELD BY TRUSTEE
---------------------------- ------------------  -------------   ------------------------------------   ----------------------------

MARVIN MOSER, M.D. (79)      Trustee since 7/99  Trustee         Clinical Professor of Medicine (1984   Director (1997 to Present)
13 Murray Hill Road                                              to Present) at Yale University         of Nutrition 21 Co.
Scarsdale, NY                                                    School of Medicine; Trustee (1992 to   (marketing); Director
10583                                                            2002) of the Trudeau Institute         (9/00-2/02) of Innovative
                                                                 (medical research institute); Senior   Clinical Solutions Ltd.
                                                                 Medical Consultant (1974 to 2002)      (pharmaceutical site
                                                                 for the National High Blood Pressure   management); Director (2002
                                                                 Education Program of the National      to Present) of Comprehensive
                                                                 Heart, Lung and Blood Institute;       Neuroscience (research and
                                                                 Trustee of Third Avenue Variable       pharmaceutical site
                                                                 Series Trust (7/99 to Present);        management company).
                                                                 Trustee or Director of Third Avenue
                                                                 Trust or its predeces sor (11/94 to
                                                                 Present).

ERIC RAKOWSKI (45)           Trustee since 8/02  Trustee         Professor (1990 to Present) at         Trustee, The Managers Funds
571 Woodmont Avenue                                              University of California at Berkeley   (9 portfolios), Trustee of
Berkeley, CA 94708                                               School of Law; Visiting Professor      Managers AMG Funds (8
                                                                 (1998-1999) at Harvard Law School.     portfolios), Managers Trust
                                                                 Trustee of Third Avenue Variable       I (1 portfolio) and Managers
                                                                 Series Trust (8/02 to Present);        Trust II (3 portfolios).
                                                                 Trustee of Third Avenue Trust (8/02
                                                                 to Present).

MARTIN SHUBIK (77)           Trustee since 7/99  Trustee         Seymour H. Knox Professor (1975 to     N/A
Yale University                                                  Present) of Mathematical and
Dept. of Economics                                               Institutional Economics, Yale
Box 2125, Yale Station                                           University; Trustee of Third Avenue
New Haven, CT 06520                                              Variable Series Trust (7/99 to
                                                                 Present); Trustee or Director of
                                                                 Third Avenue Trust or its
                                                                 predecessor (11/90 to Present).


CHARLES C. WALDEN (59)       Trustee since 7/99  Trustee         Executive Vice-President of            N/A
11 Williamsburg Circle,                                          Investments and Chief Investment
Madison, CT 06443                                                Officer (1973 to Present) Knights of
                                                                 Columbus (fraternal benefit society
                                                                 selling life insurance and
                                                                 annuities); Trustee of Third Avenue
                                                                 Variable Series Trust (7/99 to
                                                                 Present); Trustee or Director of
                                                                 Third Avenue Trust or its prede
                                                                 cessor (5/96 to Present); Chartered
                                                                 Financial Analyst.

----------
*  Each trustee serves until his successor is duly elected and qualified.
** Messrs. Whitman and Barse are "interested trustees" of the Trust and the Adviser, Third Avenue Management LLC, due to their employment with and indirect ownership interests in the Adviser.

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
ADVISORY MEMBERS OF THE BOARD OF TRUSTEES
-----------------------------------------

                             TERM OF OFFICE      POSITION(S)
                             AND LENGTH OF       HELD WITH       PRINCIPAL OCCUPATION(S)                OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS          TIME SERVED*        REGISTRANT      DURING PAST 5 YEARS                    HELD BY TRUSTEE
---------------------------- ------------------  -------------   ------------------------------------   ----------------------------

PHYLLIS W. BECK* (76)        Advisory Member     Advisory        An Associate Judge (1981 to Present)   N/A
GSB Building Suite 800       since 8/02          Member          of the Superior Court of
City Line & Belmont Ave.                                         Pennsylvania; Trustee of Third
Bala Cynwyd, PA 19004-1611                                       Avenue Variable Series Trust (7/99
                                                                 to 8/02); Trustee or Director of
                                                                 Third Avenue Trust or its
                                                                 predecessor (11/92 to 8/02).

*Phyllis W. Beck is the sister of Martin J. Whitman, Chairman of the Trust.

PRINCIPAL TRUST OFFICERS WHO ARE NOT TRUSTEES
---------------------------------------------

                             POSITION(S)
                             HELD WITH                                                                  OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS          REGISTRANT          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            HELD BY OFFICER
---------------------------- ------------------  ----------------------------------------------------   ----------------------------
MICHAEL T. CARNEY (49)       Treasurer and CFO   Treasurer and Chief Financial Officer (CFO) of         N/A
622 Third Avenue                                 Third Avenue Trust (3/90 to Present); Treasurer
New York, NY 10017                               and CFO (6/99 to Present) of Third Avenue Variable
                                                 Series Trust; Executive Vice President, CFO (6/95
                                                 to Present) of M.J. Whitman, Inc. and its
                                                 successor, M.J. Whitman LLC; Treasurer, Director
                                                 (1/95 to 8/02), Executive Vice President (6/95 to
                                                 8/02) and CFO (10/92 to 8/02) of M.J. Whitman
                                                 Advisers, Inc.; CFO (8/90 to 6/02) of Danielson
                                                 Holding Corporation; Director (8/96 to 6/02) of
                                                 National American Insurance Company of California;
                                                 CFO and Treasurer (5/89 to Present) of EQSF
                                                 Advisers, Inc. and its successor, Third Avenue
                                                 Management LLC; CFO and Treasurer (5/02 to
                                                 Present) of Third Avenue Holdings Delaware LLC.

W. JAMES HALL III (39)       General Counsel     General Counsel and Secretary (6/00 to Present) of     N/A
622 Third Avenue             and Secretary       Third Avenue Trust; General Counsel and Secretary
New York, NY 10017                               (9/00 to Present) of Third Avenue Variable Series
                                                 Trust; General Counsel and Secretary (9/00 to
                                                 Present) of EQSF Advisers, Inc., and its
                                                 successor, Third Avenue Management LLC; General
                                                 Counsel and Secretary (12/00 to 7/02) of Danielson
                                                 Holding Corporation; General Counsel and Secretary
                                                 (5/00 to Present) of M.J. Whitman, Inc. and its
                                                 successor, M.J. Whitman LLC; General Counsel and
                                                 Secretary (5/00 to 8/02) of M.J. Whitman Advisers,
                                                 Inc.; Associate (2/00 to 6/00) at Paul, Weiss,
                                                 Rifkind, Wharton & Garrison LLP; Associate (11/96
                                                 to 1/00) at Morgan, Lewis & Bockius LLP (law firms).

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                               THIRD AVENUE FUNDS
                                 PRIVACY POLICY

Third Avenue Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds' distributor and the Funds' affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.



                      PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated the voting of proxies relating to their voting securities to the Adviser pursuant to the Adviser's proxy voting guidelines. You can obtain a copy of these proxy voting guidelines without charge, upon request, by calling (800) 443-1021.



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                               THIRD AVENUE TRUST
                         FEDERAL TAX STATUS OF DIVIDENDS
                                   (UNAUDITED)

The following information represents the tax status of dividends and distributions paid by the Funds during the fiscal year ended October 31, 2003. This information is presented to meet regulatory requirements and no current action on your part is required.

THIRD AVENUE VALUE FUND

Of the $0.431 per share paid to you in cash or reinvested into your account for the fiscal year ended October 31, 2003, $0.394 was derived from net investment income, $0.037 from short-term capital gains, which are taxed as ordinary income. 32.43% of the total ordinary income distributed qualifies for the Corporate Dividends Received Deduction.

THIRD AVENUE SMALL-CAP VALUE FUND

Of the $0.138 per share paid to you in cash or reinvested into your account for the fiscal year ended October 31, 2003, $0.138 was derived from net investment income. 67.60% of the total ordinary income distributed qualifies for the Corporate Dividends Received Deduction.

THIRD AVENUE REAL ESTATE VALUE FUND

Of the $0.481 per share paid to you in cash or reinvested into your account for the fiscal year ended October 31, 2003, $0.177 was derived from net investment income, $0.102 from short-term capital gains, which are taxed as ordinary income and $0.202 from long-term capital gains. 6.22% of the total ordinary income distributed qualifies for the Corporate Dividends Received Deduction.

THIRD AVENUE INTERNATIONAL VALUE FUND

Of the $0.082 per share paid to you in cash or reinvested into your account for the fiscal year ended October 31, 2003, $0.082 was derived from net investment income. 0.00% of the total ordinary income distributed qualifies for the Corporate Dividends Received Deduction.

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                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                              William E. Chapman II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman

                                    OFFICERS
                                Martin J. Whitman
                              Chairman of the Board
                                 David M. Barse
                       President, Chief Executive Officer
                                Michael T. Carney
                       Chief Financial Officer, Treasurer
                                  W. James Hall
                           General Counsel, Secretary

                                 TRANSFER AGENT
                                    PFPC Inc.
                                  P.O. Box 9802
                            Providence, RI 02940-8002
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                             New York, NY 10017-2023

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                           1177 Avenue of the Americas
                               New York, NY 10036

                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                            Princeton, NJ 08540-6231


                            [THIRD AVENUE FUNDS LOGO]

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                             NEW YORK, NY 10017-2023
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                                www.thirdave.com

ITEM 2.  CODE OF ETHICS.

At October 31, 2003, the Trust did not have a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. At its meeting held on December 4, 2003, the Board of Trustees of the Trust adopted a Code of Ethics. This Code of Ethics is attached as an exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has designated Jack Aber, an "independent" Trustee, as the Trust's audit committee financial expert and has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Jack Aber, Martin Shubik and Charles Walden. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED.]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)    Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust

By:      /s/ David M. Barse
         ------------------
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    December 24, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ David M. Barse
         ------------------
Name:    David M. Barse
Title:   Principal Executive Officer
Date:    December 24, 2003

By:      /s/ Michael T. Carney
         ---------------------
Name:    Michael T. Carney
Title:   Chief Financial Officer
Date:    December 24, 2003